UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08342
Global Macro Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments

Foreign Government Bonds — 18.8%

		Principal
Security		Amount	Value

Albania — 0.0%(1)

Republic of Albania, 7.50%, 11/4/15	EUR	1,000,000	$1,425,977

Total Albania			$1,425,977

Bermuda — 0.4%

Government of Bermuda, 5.603%, 7/20/20(2)	USD	33,232,000	$35,388,690

Total Bermuda			$35,388,690

Brazil — 0.1%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(3)	BRL	13,567,964	$8,450,322

Total Brazil			$8,450,322

Chile — 2.1%

Government of Chile, 3.00%, 1/1/15(3)	CLP	28,814,436,225	$63,617,044
Government of Chile, 6.00%, 3/1/17	CLP	2,390,000,000	5,132,699
Government of Chile, 6.00%, 1/1/18	CLP	1,720,000,000	3,694,353
Government of Chile, 6.00%, 3/1/18	CLP	56,865,000,000	122,174,845

Total Chile			$194,618,941

Colombia — 1.0%

Titulos De Tesoreria B, 9.25%, 8/15/12	COP	52,688,900,000	$31,488,938
Titulos De Tesoreria B, 11.00%, 5/18/11	COP	107,863,000,000	61,354,392

Total Colombia			$92,843,330

Congo — 0.1%

Republic of Congo, 3.00%, 6/30/29	USD	20,463,000	$12,994,005

Total Congo			$12,994,005

Costa Rica — 0.0%(1)

Titulo Propiedad Ud, 1.00%, 1/12/22(3)	CRC	1,343,793,389	$2,168,665
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	149,806,884	273,949

Total Costa Rica			$2,442,614

Dominican Republic — 1.0%

Dominican Republic, 16.00%, 7/10/20(2)	DOP	585,000,000	$15,969,960
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 13.00%, 2/25/13(4)	DOP	118,000,000	3,168,734
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 15.00%, 3/12/12(4)	DOP	91,000,000	2,474,140
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	2,439,100,000	66,501,435

Total Dominican Republic			$88,114,269

Georgia — 0.1%

Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	11,900,000	$11,900,000

Total Georgia			$11,900,000

Germany — 0.3%

Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$22,911,830

Total Germany			$22,911,830

Greece — 0.1%

Hellenic Republic Government Bond, 3.70%, 7/20/15	EUR	5,000,000	$4,140,555
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	9,775,000	8,783,950

Total Greece			$12,924,505

Israel — 0.4%

Israel Government Bond, 3.00%, 10/31/19(3)	ILS	54,761,196	$17,093,586
Israel Government Bond, 5.00%, 4/30/15(3)	ILS	46,222,136	15,566,736

Total Israel			$32,660,322

Macedonia — 0.1%

Republic of Macedonia, 4.625%, 12/8/15	EUR	5,594,000	$7,904,419

Total Macedonia			$7,904,419

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

		Principal
Security		Amount	Value

Philippines — 0.9%

Philippine Government International Bond, 6.25%, 1/14/36	PHP	3,480,000,000	$78,646,943

Total Philippines			$78,646,943

Poland — 0.4%

Poland Government Bond, 3.00%, 8/24/16(3)	PLN	87,181,848	$33,843,845

Total Poland			$33,843,845

Serbia — 2.2%

Serbia Treasury Bill, 0.00%, 4/5/12	RSD	574,890	$7,649,894
Serbia Treasury Bill, 0.00%, 7/12/12	RSD	166,180	2,148,371
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	6,528,500	83,635,695
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	7,673,410	97,413,455
Serbia Treasury Bill, 0.00%, 1/24/13	RSD	235,430	2,857,100
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	799,750	9,428,210

Total Serbia			$203,132,725

Slovakia — 2.0%

Slovakia Government Bond, 0.00%, 1/27/12	EUR	125,407,000	$183,647,660

Total Slovakia			$183,647,660

South Africa — 3.0%

Republic of South Africa, 2.50%, 1/31/17(3)	ZAR	226,334,317	$35,884,108
Republic of South Africa, 2.60%, 3/31/28(3)	ZAR	375,318,654	56,460,732
Republic of South Africa, 2.75%, 1/31/22(3)	ZAR	380,358,339	58,354,443
Republic of South Africa, 5.50%, 12/7/23(3)	ZAR	228,862,365	45,591,196
Republic of South Africa, 6.50%, 6/2/14	USD	67,231,000	75,298,720

Total South Africa			$271,589,199

Sri Lanka — 0.4%

Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	36,130,000	$36,447,944

Total Sri Lanka			$36,447,944

Taiwan — 1.1%

Taiwan Government Bond, 0.25%, 10/21/11	TWD	287,500,000	$10,030,280
Taiwan Government Bond, 0.25%, 2/10/12	TWD	2,450,100,000	85,380,362

Total Taiwan			$95,410,642

Turkey — 2.0%

Turkey Government Bond, 3.00%, 1/6/21(3)	TRY	18,017,245	$12,076,647
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	238,815,099	173,639,460

Total Turkey			$185,716,107

Uruguay — 0.1%

Republic of Uruguay, 5.00%, 9/14/18(3)	UYU	189,718,132	$12,057,418

Total Uruguay			$12,057,418

Venezuela — 1.0%

Bolivarian Republic of Venezuela, 7.00%, 3/31/38(5)	USD	103,797,000	$59,423,782
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(5)	USD	43,665,000	29,757,698

Total Venezuela			$89,181,480

Total Foreign Government Bonds
(identified cost $1,601,390,639)			$1,714,253,187

Foreign Corporate Bonds & Notes — 0.0%(1)

		Principal
Security		Amount	Value

Chile — 0.0%(1)

JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(3)	USD	3,630,812	$4,183,638

Total Chile
(identified cost $3,000,000)			$4,183,638

Total Foreign Corporate Bonds & Notes
(identified cost $3,000,000)			$4,183,638

Debt Obligations – United States — 22.5%

Corporate Bonds & Notes — 0.0%(1)

		Principal
Security		Amount	Value

Eaton Corp., 8.875%, 6/15/19		$500,000	$650,657

Total Corporate Bonds & Notes
(identified cost $528,618)			$650,657

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

Collateralized Mortgage Obligations — 1.4%

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$344,782	$397,063
Series 1548, Class Z, 7.00%, 7/15/23	398,126	404,597
Series 1650, Class K, 6.50%, 1/15/24	2,567,826	2,823,661
Series 1817, Class Z, 6.50%, 2/15/26	338,698	356,011
Series 1927, Class ZA, 6.50%, 1/15/27	1,220,958	1,224,673
Series 2127, Class PG, 6.25%, 2/15/29	1,616,508	1,710,575
Series 2344, Class ZD, 6.50%, 8/15/31	2,465,925	2,720,749
Series 2458, Class ZB, 7.00%, 6/15/32	3,640,516	4,127,886

		$13,765,215

Federal National Mortgage Association:
Series 1992-180, Class F, 1.40%, 10/25/22(6)	$1,422,853	$1,450,390
Series 1993-16, Class Z, 7.50%, 2/25/23	1,396,133	1,604,765
Series 1993-79, Class PL, 7.00%, 6/25/23	996,903	1,127,375
Series 1993-104, Class ZB, 6.50%, 7/25/23	381,264	426,437
Series 1993-121, Class Z, 7.00%, 7/25/23	6,085,576	6,860,559
Series 1993-141, Class Z, 7.00%, 8/25/23	1,065,581	1,200,744
Series 1994-42, Class ZQ, 7.00%, 4/25/24	6,536,466	7,392,703
Series 1994-79, Class Z, 7.00%, 4/25/24	1,228,332	1,388,687
Series 1994-89, Class ZQ, 8.00%, 7/25/24	877,050	1,028,293
Series 1996-35, Class Z, 7.00%, 7/25/26	323,089	367,481
Series 1998-16, Class H, 7.00%, 4/18/28	870,663	992,806
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,490,384	1,682,278
Series 1999-25, Class Z, 6.00%, 6/25/29	2,467,830	2,736,359
Series 2000-2, Class ZE, 7.50%, 2/25/30	393,523	457,113
Series 2000-49, Class A, 8.00%, 3/18/27	1,109,605	1,307,992
Series 2001-31, Class ZA, 6.00%, 7/25/31	16,209,240	17,939,268
Series 2001-37, Class GA, 8.00%, 7/25/16	108,318	117,910
Series 2001-74, Class QE, 6.00%, 12/25/31	5,782,770	6,370,328
Series 2009-48, Class WA, 5.852%, 7/25/39(7)	14,324,346	15,805,045
Series G48, Class Z, 7.10%, 12/25/21	1,069,954	1,204,691
Series G92-60, Class Z, 7.00%, 10/25/22	2,781,769	3,134,386
Series G93-1, Class K, 6.675%, 1/25/23	1,633,791	1,832,511
Series G93-31, Class PN, 7.00%, 9/25/23	4,973,691	5,685,398
Series G93-41, Class ZQ, 7.00%, 12/25/23	10,315,910	11,794,058
Series G94-7, Class PJ, 7.50%, 5/17/24	1,595,772	1,856,219

		$95,763,796

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$1,166,698	$1,297,307
Series 1996-22, Class Z, 7.00%, 10/16/26	908,052	1,025,281
Series 1999-42, Class Z, 8.00%, 11/16/29	2,398,517	2,744,767
Series 2001-21, Class Z, 9.00%, 3/16/30	3,507,665	4,277,046
Series 2001-35, Class K, 6.45%, 10/26/23	376,862	418,590
Series 2002-48, Class OC, 6.00%, 9/16/30	2,267,784	2,337,500

		$12,100,491

Total Collateralized Mortgage Obligations
(identified cost $115,614,359)		$121,629,502

Commercial Mortgage-Backed Securities — 0.4%

	Principal
Security	Amount	Value

ASC, Series 1996-MD6, Class A7, 8.631%, 11/13/29(7)	$3,667,119	$3,744,670
JPMCC, Series 2005-LDP5, Class AM, 5.414%, 12/15/44(7)	9,960,000	10,706,975
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(7)	6,625,359	6,973,640
WBCMT, Series 2004-C12, Class MAD, 5.439%, 7/15/41(2)(7)	9,690,535	10,622,392
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(7)	6,000,000	6,479,470

Total Commercial Mortgage-Backed Securities
(identified cost $36,654,738)		$38,527,147

Mortgage Pass-Throughs — 11.5%

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
2.998%, with maturity at 2035(8)	$7,146,202	$7,457,433
3.516%, with maturity at 2029(8)	1,470,875	1,512,402
3.991%, with maturity at 2023(8)	496,655	521,982
4.343%, with maturity at 2030(8)	1,950,649	2,112,797
4.50%, with maturity at 2018	5,046,374	5,367,502
5.00%, with various maturities to 2019	6,416,988	6,872,356
5.50%, with various maturities to 2019	17,626,064	19,116,554
6.00%, with various maturities to 2035(9)	52,824,548	58,647,647
6.50%, with various maturities to 2033	64,705,389	72,754,826
6.60%, with maturity at 2030	2,929,087	3,335,446
7.00%, with various maturities to 2036	62,769,453	72,151,119
7.31%, with maturity at 2026	312,982	349,656
7.50%, with various maturities to 2035	33,929,891	39,606,211
7.95%, with maturity at 2022	505,424	591,410
8.00%, with various maturities to 2031	9,358,590	11,202,564
8.15%, with maturity at 2021	256,817	291,779
8.30%, with maturity at 2021	91,433	107,058

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.: (continued)

8.47%, with maturity at 2018	$187,736	$210,500
8.50%, with various maturities to 2028	1,392,843	1,657,778
9.00%, with various maturities to 2027	2,545,876	3,014,617
9.50%, with maturity at 2027	277,574	341,858
9.75%, with various maturities to 2020	6,636	7,724
10.00%, with various maturities to 2020	852,261	993,567
10.50%, with maturity at 2021	458,884	544,481
11.00%, with maturity at 2016	604,337	684,665
13.25%, with maturity at 2013	55	55

		$309,453,987

Federal National Mortgage Association:
2.42%, with maturity at 2028(8)	$272,323	$283,957
2.72%, with maturity at 2022(8)	2,838,323	2,922,076
2.727%, with maturity at 2027(8)	481,133	496,443
2.734%, with various maturities to 2035(8)	28,794,240	30,024,214
2.742%, with maturity at 2038(8)	1,715,404	1,785,734
2.758%, with various maturities to 2033(8)	24,851,576	25,785,460
2.775%, with maturity at 2035(8)	6,340,299	6,577,280
2.884%, with maturity at 2025(8)	1,722,739	1,792,089
3.084%, with maturity at 2024(8)	1,293,821	1,353,203
3.681%, with maturity at 2034(8)	4,428,486	4,762,935
3.803%, with maturity at 2023(8)	160,369	168,084
3.843%, with maturity at 2035(8)	15,761,333	17,002,601
4.378%, with maturity at 2035(8)	11,654,766	12,623,568
4.50%, with various maturities to 2018	6,660,596	7,078,223
5.00%, with various maturities to 2019(9)	33,246,029	35,558,632
5.50%, with various maturities to 2023(9)	27,760,302	30,100,462
6.00%, with various maturities to 2033	33,057,077	36,318,153
6.324%, with maturity at 2032(8)	5,049,083	5,468,788
6.50%, with various maturities to 2036	152,579,891	169,216,588
6.865%, with maturity at 2025(8)	318,128	338,607
7.00%, with various maturities to 2036	149,226,174	171,462,576
7.50%, with various maturities to 2034	21,267,546	24,424,598
8.00%, with various maturities to 2030	8,307,042	9,784,232
8.50%, with various maturities to 2037	12,888,840	15,809,503
9.00%, with various maturities to 2032	4,410,506	5,268,647
9.075%, with maturity at 2028(7)	698,169	801,966
9.50%, with various maturities to 2031	3,823,893	4,622,775
10.50%, with maturity at 2029	390,945	477,937
10.838%, with maturity at 2027(7)	703,286	825,015
11.00%, with maturity at 2016	27,398	30,044
11.50%, with maturity at 2031	642,076	832,960

		$623,997,350

Government National Mortgage Association:
2.125%, with maturity at 2024(8)	$686,316	$713,378
6.50%, with various maturities to 2032	7,214,520	8,156,231
7.00%, with various maturities to 2035	57,213,026	66,323,841
7.50%, with various maturities to 2031	9,390,212	10,979,460
7.75%, with maturity at 2019	36,312	42,388
8.00%, with various maturities to 2034	24,049,470	28,151,775
8.30%, with various maturities to 2020	156,740	177,885
8.50%, with various maturities to 2021	1,426,291	1,620,245
9.00%, with various maturities to 2025	496,967	587,426
9.50%, with various maturities to 2026	1,732,978	2,146,519

		$118,899,148

Total Mortgage Pass-Throughs
(identified cost $1,008,573,354)		$1,052,350,485

U.S. Government Agency Obligations — 4.2%

	Principal
Security	Amount	Value

Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$21,134,200
4.125%, 3/13/20	65,000,000	68,207,555
4.50%, 9/13/19	48,275,000	52,703,024
4.625%, 9/11/20	19,325,000	20,755,533
5.25%, 12/11/20	11,545,000	13,073,212
5.25%, 12/9/22	12,150,000	13,578,500
5.365%, 9/9/24	12,700,000	14,252,842
5.375%, 5/15/19	27,930,000	32,190,470
5.375%, 9/30/22	49,780,000	56,293,265
5.375%, 8/15/24	22,000,000	24,718,320
5.625%, 6/11/21	12,850,000	14,950,885
5.75%, 6/12/26	14,850,000	17,447,057

		$349,304,863

United States Agency for International Development – Israel:
5.50%, 12/4/23	$5,000,000	$5,728,770
5.50%, 4/26/24	22,500,000	25,858,687

		$31,587,457

Total U.S. Government Agency Obligations
(identified cost $372,682,357)		$380,892,320

U.S. Treasury Obligations — 5.0%

	Principal
Security	Amount	Value

U.S. Treasury Bond, 7.875%, 2/15/21(9)	$1,500,000	$2,085,234
U.S. Treasury Note, 1.00%, 10/31/11	50,000,000	50,224,600

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

	Principal
Security	Amount	Value

U.S. Treasury Note, 1.125%, 1/15/12	$100,000,000	$100,683,600
U.S. Treasury Note, 1.75%, 11/15/11	100,000,000	100,882,800
U.S. Treasury Note, 4.625%, 12/31/11	100,000,000	102,961,000
U.S. Treasury Note, 4.875%, 7/31/11(9)	100,000,000	101,211,000

Total U.S. Treasury Obligations
(identified cost $456,490,089)		$458,048,234

Total Debt Obligations – United States
(identified cost $1,990,543,515)		$2,052,098,345

Common Stocks — 0.0%(1)

Security	Shares	Value

Indonesia — 0.0%(1)

APP China	8,155	$122,325

Total Indonesia
(identified cost $1,522,635)		$122,325

Total Common Stocks
(identified cost $1,522,635)		$122,325

Precious Metals — 3.3%

Description	Troy Ounces	Value

Gold(10)	66,263	$103,546,339
Platinum(10)	104,260	195,122,291

Total Precious Metals
(identified cost $267,492,088)		$298,668,630

Currency Options Purchased — 0.0%(1)

		Principal
		Amount of
		Contracts	Strike		Expiration
Description		(000’s omitted)	Price		Date	Value

Euro Put Option	EUR	193,597	EUR	1.17	5/3/12	$1,826,860

Total Currency Options Purchased
(identified cost $8,845,662)						$1,826,860

Put Options Purchased — 0.0%(1)

		Number of	Strike		Expiration
Description		Contracts	Price		Date	Value

KOSPI 200 Index		801,640,000	KRW	205	10/13/11	$417,295
KOSPI 200 Index		801,640,000	KRW	200	10/11/12	2,577,020
KOSPI 200 Index		134,100,000	KRW	200	12/13/12	488,856
Light Sweet Crude Oil Future 12/11		160	USD	80	11/15/11	140,800

Total Put Options Purchased
(identified cost $16,802,504)						$3,623,971

Short-Term Investments — 55.2%

Foreign Government Securities — 52.6%

		Principal
		Amount
Security		(000’s omitted)	Value

Brazil — 3.1%

Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	455,776	$283,957,545

Total Brazil			$283,957,545

Colombia — 0.0%(1)

Titulos De Tesoreria B, 0.00%, 4/26/12	COP	4,178,600	$2,253,635

Total Colombia			$2,253,635

Croatia — 3.9%

Croatia Treasury Bill, 0.00%, 5/5/11	EUR	42,098	$62,337,421
Croatia Treasury Bill, 0.00%, 6/2/11	EUR	33,700	49,837,351
Croatia Treasury Bill, 0.00%, 6/9/11	EUR	58,408	86,337,470
Croatia Treasury Bill, 0.00%, 6/16/11	EUR	14,581	21,543,440
Croatia Treasury Bill, 0.00%, 6/30/11	EUR	29,000	42,807,655
Croatia Treasury Bill, 0.00%, 7/7/11	EUR	4,750	7,008,073
Croatia Treasury Bill, 0.00%, 7/28/11	EUR	2,700	3,977,296
Croatia Treasury Bill, 0.00%, 8/4/11	EUR	998	1,469,688
Croatia Treasury Bill, 0.00%, 8/25/11	EUR	6,011	8,836,781
Croatia Treasury Bill, 0.00%, 9/1/11	EUR	4,450	6,538,099
Croatia Treasury Bill, 0.00%, 9/8/11	EUR	33,115	48,624,704
Croatia Treasury Bill, 0.00%, 9/15/11	EUR	9,706	14,243,273

Total Croatia			$353,561,251

Georgia — 0.5%

Bank of Georgia Promissory Note, 7.00%, 2/22/12	USD	16,500	$16,500,000
Bank of Georgia Promissory Note, 7.00%, 3/9/12	USD	11,450	11,450,000
Bank of Georgia Promissory Note, 7.00%, 4/9/12	USD	11,450	11,450,000

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Georgia (continued)

Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	5,875	$5,875,000

Total Georgia			$45,275,000

Ghana — 0.0%(1)

Ghana Government Bond, 14.47%, 12/15/11	GHS	750	$509,394

Total Ghana			$509,394

Hong Kong — 3.0%

Hong Kong Treasury Bill, 0.00%, 5/11/11	HKD	1,045,500	$134,615,055
Hong Kong Treasury Bill, 0.00%, 6/22/11	HKD	36,000	4,634,109
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	1,046,000	134,612,315

Total Hong Kong			$273,861,479

Iceland — 0.1%

Iceland Treasury Bill, 0.00%, 5/16/11	ISK	935,980	$7,156,862
Iceland Treasury Bill, 0.00%, 6/15/11	ISK	679,554	5,183,449

Total Iceland			$12,340,311

Indonesia — 1.4%

Indonesia Treasury Bill, 0.00%, 5/5/11	IDR	260,234,000	$30,375,954
Indonesia Treasury Bill, 0.00%, 6/23/11	IDR	55,976,000	6,479,909
Indonesia Treasury Bill, 0.00%, 7/6/11	IDR	279,820,000	32,335,653
Indonesia Treasury Bill, 0.00%, 7/7/11	IDR	164,644,000	19,057,241
Indonesia Treasury Bill, 0.00%, 7/20/11	IDR	317,225,000	36,629,546

Total Indonesia			$124,878,303

Israel — 8.4%

Israel Treasury Bill, 0.00%, 5/4/11	ILS	193,744	$57,294,866
Israel Treasury Bill, 0.00%, 6/1/11	ILS	733,257	216,388,217
Israel Treasury Bill, 0.00%, 7/6/11	ILS	40,254	11,843,353
Israel Treasury Bill, 0.00%, 8/3/11	ILS	351,034	102,999,504
Israel Treasury Bill, 0.00%, 9/7/11	ILS	361,813	105,972,181
Israel Treasury Bill, 0.00%, 10/5/11	ILS	206,533	60,262,791
Israel Treasury Bill, 0.00%, 11/2/11	ILS	252,794	73,566,450
Israel Treasury Bill, 0.00%, 1/4/12	ILS	319,608	92,456,759
Israel Treasury Bill, 0.00%, 2/29/12	ILS	169,646	48,802,240

Total Israel			$769,586,361

Kazakhstan — 4.0%

Kazakhstan National Bank, 0.00%, 5/13/11	KZT	3,087,000	$21,163,948
Kazakhstan National Bank, 0.00%, 5/27/11	KZT	6,655,356	45,617,038
Kazakhstan National Bank, 0.00%, 6/3/11	KZT	675,900	4,632,048
Kazakhstan National Bank, 0.00%, 6/10/11	KZT	5,917,016	40,543,742
Kazakhstan National Bank, 0.00%, 6/17/11	KZT	3,930,730	26,928,742
Kazakhstan National Bank, 0.00%, 7/8/11	KZT	8,008,356	54,829,795
Kazakhstan National Bank, 0.00%, 7/15/11	KZT	1,528,444	10,462,088
Kazakhstan National Bank, 0.00%, 7/22/11	KZT	4,949,794	33,872,496
Kazakhstan National Bank, 0.00%, 7/29/11	KZT	7,258,197	49,655,952
Kazakhstan National Bank, 0.00%, 8/5/11	KZT	1,202,160	8,222,103
Kazakhstan National Bank, 0.00%, 8/19/11	KZT	10,344,400	70,705,944
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	114,903	777,529

Total Kazakhstan			$367,411,425

Lebanon — 1.0%

Lebanon Treasury Bill, 0.00%, 5/19/11	LBP	18,430,000	$12,240,077
Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	32,731,600	21,640,812
Lebanon Treasury Bill, 0.00%, 7/14/11	LBP	24,133,060	15,931,839
Lebanon Treasury Bill, 0.00%, 7/28/11	LBP	22,262,480	14,674,837
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	5,144,000	3,384,970
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	2,802,380	1,833,824
Lebanon Treasury Bill, 0.00%, 10/6/11	LBP	8,561,610	5,591,417
Lebanon Treasury Note, 6.74%, 10/20/11	LBP	9,041,470	6,080,322
Lebanon Treasury Note, 6.86%, 10/6/11	LBP	4,520,730	3,040,117
Lebanon Treasury Note, 9.06%, 11/10/11	LBP	4,520,730	3,078,874

Total Lebanon			$87,497,089

Malaysia — 8.0%

Malaysia Treasury Bill, 0.00%, 5/10/11	MYR	158,099	$53,344,238
Malaysia Treasury Bill, 0.00%, 5/18/11	MYR	164,454	55,458,766
Malaysia Treasury Bill, 0.00%, 5/24/11	MYR	208,018	70,117,143
Malaysia Treasury Bill, 0.00%, 5/26/11	MYR	73,247	24,685,713
Malaysia Treasury Bill, 0.00%, 6/2/11	MYR	65,049	21,910,910
Malaysia Treasury Bill, 0.00%, 6/16/11	MYR	224,475	75,523,327
Malaysia Treasury Bill, 0.00%, 6/30/11	MYR	247,620	83,208,783
Malaysia Treasury Bill, 0.00%, 7/14/11	MYR	207,567	69,702,982
Malaysia Treasury Bill, 0.00%, 7/19/11	MYR	36,731	12,329,803
Malaysia Treasury Bill, 0.00%, 7/21/11	MYR	263,190	88,317,434
Malaysia Treasury Bill, 0.00%, 7/28/11	MYR	96,317	32,301,383
Malaysia Treasury Bill, 0.00%, 8/9/11	MYR	80,202	26,870,038
Malaysia Treasury Bill, 0.00%, 8/16/11	MYR	23,808	7,971,820
Malaysia Treasury Bill, 0.00%, 8/23/11	MYR	123,230	41,249,719

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Malaysia (continued)

Malaysia Treasury Bill, 0.00%, 8/24/11	MYR	217,330	$72,729,360

Total Malaysia			$735,721,419

Mexico — 4.3%

Mexico Treasury Bill, 0.00%, 5/5/11	MXN	656,464	$57,014,377
Mexico Treasury Bill, 0.00%, 5/19/11	MXN	1,000,160	86,716,966
Mexico Treasury Bill, 0.00%, 5/26/11	MXN	718,500	62,239,999
Mexico Treasury Bill, 0.00%, 6/2/11	MXN	1,088,000	94,172,294
Mexico Treasury Bill, 0.00%, 7/7/11	MXN	587,044	50,597,658
Mexico Treasury Bill, 0.00%, 8/11/11	MXN	511,300	43,878,252

Total Mexico			$394,619,546

Philippines — 1.1%

Philippine Treasury Bill, 0.00%, 5/25/11	PHP	275,190	$6,421,656
Philippine Treasury Bill, 0.00%, 6/8/11	PHP	393,700	9,186,011
Philippine Treasury Bill, 0.00%, 7/6/11	PHP	21,133	493,034
Philippine Treasury Bill, 0.00%, 8/24/11	PHP	154,390	3,594,134
Philippine Treasury Bill, 0.00%, 9/7/11	PHP	1,329,512	30,980,149
Philippine Treasury Bill, 0.00%, 9/21/11	PHP	950,200	22,106,039
Philippine Treasury Bill, 0.00%, 10/5/11	PHP	475,485	11,073,893
Philippine Treasury Bill, 0.00%, 10/19/11	PHP	377,850	8,777,542
Philippine Treasury Bill, 0.00%, 11/2/11	PHP	189,200	4,394,512

Total Philippines			$97,026,970

Romania — 2.1%

Romania Treasury Bill, 0.00%, 11/9/11	RON	39,120	$13,727,712
Romania Treasury Bill, 0.00%, 12/14/11	RON	34,000	11,868,148
Romania Treasury Bill, 0.00%, 12/28/11	RON	51,130	17,775,116
Romania Treasury Bill, 0.00%, 3/21/12	RON	241,460	82,394,450
Romania Treasury Bill, 0.00%, 4/11/12	RON	196,410	66,948,698

Total Romania			$192,714,124

Serbia — 0.8%

Serbia Treasury Bill, 0.00%, 11/1/11	RSD	163,580	$2,292,567
Serbia Treasury Bill, 0.00%, 11/15/11	RSD	169,040	2,357,862
Serbia Treasury Bill, 0.00%, 12/13/11	RSD	808,740	11,174,657
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	3,909,800	52,264,005

Total Serbia			$68,089,091

South Korea — 1.0%

Korea Monetary Stabilization Bond, 0.00%, 5/3/11	KRW	4,098,940	$3,824,532
Korea Monetary Stabilization Bond, 0.00%, 5/3/11	KRW	13,981,050	13,045,115
Korea Monetary Stabilization Bond, 0.00%, 5/17/11	KRW	8,332,820	7,765,161
Korea Monetary Stabilization Bond, 0.00%, 5/17/11	KRW	12,993,910	12,109,021
Korea Monetary Stabilization Bond, 0.00%, 6/7/11	KRW	1,734,130	1,612,731
Korea Monetary Stabilization Bond, 0.00%, 7/5/11	KRW	28,656,270	26,580,464
Korea Monetary Stabilization Bond, 0.00%, 8/23/11	KRW	26,171,630	24,154,840

Total South Korea			$89,091,864

Sri Lanka — 1.2%

Sri Lanka Treasury Bill, 0.00%, 5/13/11	LKR	61,630	$559,268
Sri Lanka Treasury Bill, 0.00%, 5/13/11	LKR	210,380	1,909,117
Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	1,773,550	15,906,274
Sri Lanka Treasury Bill, 0.00%, 7/22/11	LKR	1,255,000	11,240,758
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	1,161,300	10,376,411
Sri Lanka Treasury Bill, 0.00%, 10/7/11	LKR	706,080	6,234,417
Sri Lanka Treasury Bill, 0.00%, 1/20/12	LKR	1,357,000	11,743,483
Sri Lanka Treasury Bill, 0.00%, 2/17/12	LKR	600,000	5,160,737
Sri Lanka Treasury Bill, 0.00%, 3/9/12	LKR	1,287,380	11,020,336
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	545,550	4,663,112
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	1,911,190	16,309,894
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	1,269,800	10,747,661

Total Sri Lanka			$105,871,468

Thailand — 2.1%

Bank of Thailand, 0.00%, 6/2/11	THB	553,332	$18,496,441
Bank of Thailand, 0.00%, 7/14/11	THB	452,900	15,089,118
Bank of Thailand, 0.00%, 7/21/11	THB	1,143,270	38,069,181
Bank of Thailand, 0.00%, 8/4/11	THB	498,000	16,565,009
Bank of Thailand, 0.00%, 8/4/11	THB	1,708,332	56,822,947
Bank of Thailand, 0.00%, 8/11/11	THB	1,335,582	44,401,464

Total Thailand			$189,444,160

Turkey — 3.9%

Turkey Government Bond, 0.00%, 5/11/11	TRY	326,568	$214,215,165
Turkey Government Bond, 0.00%, 6/8/11	TRY	62,720	40,900,109

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Turkey (continued)

Turkey Treasury Bill, 0.00%, 7/20/11	TRY	161,487	$104,444,186

Total Turkey			$359,559,460

Uruguay — 1.9%

Uruguay Treasury Bill, 0.00%, 5/4/11	UYU	110,000	$5,830,802
Uruguay Treasury Bill, 0.00%, 5/5/11	UYU	20,500	1,086,429
Uruguay Treasury Bill, 0.00%, 5/10/11	UYU	133,957	7,092,044
Uruguay Treasury Bill, 0.00%, 5/11/11	UYU	50,000	2,646,601
Uruguay Treasury Bill, 0.00%, 5/13/11	UYU	60,000	3,174,634
Uruguay Treasury Bill, 0.00%, 5/24/11	UYU	42,230	2,229,441
Uruguay Treasury Bill, 0.00%, 5/25/11	UYU	206,200	10,883,677
Uruguay Treasury Bill, 0.00%, 5/26/11	UYU	25,520	1,346,728
Uruguay Treasury Bill, 0.00%, 6/3/11	UYU	115,150	6,067,880
Uruguay Treasury Bill, 0.00%, 6/7/11	UYU	40,000	2,106,045
Uruguay Treasury Bill, 0.00%, 6/10/11	UYU	94,000	4,946,066
Uruguay Treasury Bill, 0.00%, 6/15/11	UYU	64,080	3,368,154
Uruguay Treasury Bill, 0.00%, 6/21/11	UYU	96,060	5,042,566
Uruguay Treasury Bill, 0.00%, 6/23/11	UYU	43,800	2,298,238
Uruguay Treasury Bill, 0.00%, 6/24/11	UYU	66,180	3,471,790
Uruguay Treasury Bill, 0.00%, 7/5/11	UYU	136,033	7,119,098
Uruguay Treasury Bill, 0.00%, 7/6/11	UYU	29,400	1,538,269
Uruguay Treasury Bill, 0.00%, 7/7/11	UYU	60,450	3,162,169
Uruguay Treasury Bill, 0.00%, 7/28/11	UYU	88,500	4,607,659
Uruguay Treasury Bill, 0.00%, 8/2/11	UYU	212,250	11,040,310
Uruguay Treasury Bill, 0.00%, 8/11/11	UYU	61,790	3,207,398
Uruguay Treasury Bill, 0.00%, 8/12/11	UYU	69,150	3,588,611
Uruguay Treasury Bill, 0.00%, 8/17/11	UYU	57,298	2,970,086
Uruguay Treasury Bill, 0.00%, 8/18/11	UYU	100,459	5,206,133
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	109,039	5,634,868
Uruguay Treasury Bill, 0.00%, 9/7/11	UYU	102,452	5,285,545
Uruguay Treasury Bill, 0.00%, 9/16/11	UYU	162,992	8,390,598
Uruguay Treasury Bill, 0.00%, 9/27/11	UYU	69,296	3,557,724
Uruguay Treasury Bill, 0.00%, 9/28/11	UYU	75,380	3,869,127
Uruguay Treasury Bill, 0.00%, 9/29/11	UYU	13,815	708,926
Uruguay Treasury Bill, 0.00%, 10/19/11	UYU	92,000	4,697,604
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	196,484	10,027,593
Uruguay Treasury Bill, 0.00%, 11/22/11	UYU	133,796	6,773,948
Uruguay Treasury Bill, 0.00%, 11/25/11	UYU	124,717	6,309,320
Uruguay Treasury Bill, 0.00%, 12/20/11	UYU	90,510	4,548,426
Uruguay Treasury Bill, 0.00%, 1/17/12	UYU	86,600	4,319,660
Uruguay Treasury Bill, 0.00%, 2/3/12	UYU	21,600	1,072,622
Uruguay Treasury Bill, 0.00%, 3/9/12	UYU	40,000	1,966,553
Uruguay Treasury Bill, 0.00%, 4/13/12	UYU	56,601	2,755,608

Total Uruguay			$173,948,950

Zambia — 0.8%

Zambia Treasury Bill, 0.00%, 5/9/11	ZMK	18,955,000	$4,022,279
Zambia Treasury Bill, 0.00%, 5/16/11	ZMK	9,635,000	2,042,286
Zambia Treasury Bill, 0.00%, 6/13/11	ZMK	16,490,000	3,479,814
Zambia Treasury Bill, 0.00%, 7/11/11	ZMK	7,500,000	1,575,708
Zambia Treasury Bill, 0.00%, 8/15/11	ZMK	17,755,000	3,704,879
Zambia Treasury Bill, 0.00%, 8/29/11	ZMK	28,255,000	5,874,808
Zambia Treasury Bill, 0.00%, 9/12/11	ZMK	20,035,000	4,149,704
Zambia Treasury Bill, 0.00%, 10/10/11	ZMK	7,500,000	1,540,304
Zambia Treasury Bill, 0.00%, 10/17/11	ZMK	8,000,000	1,639,247
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	55,660,000	11,285,127
Zambia Treasury Bill, 0.00%, 12/19/11	ZMK	10,075,000	2,040,756
Zambia Treasury Bill, 0.00%, 12/26/11	ZMK	11,000,000	2,226,044
Zambia Treasury Bill, 0.00%, 1/2/12	ZMK	11,000,000	2,224,032
Zambia Treasury Bill, 0.00%, 1/9/12	ZMK	16,250,000	3,282,625
Zambia Treasury Bill, 0.00%, 1/16/12	ZMK	9,700,000	1,957,814
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	7,330,000	1,452,175
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	87,660,000	17,316,467

Total Zambia			$69,814,069

Total Foreign Government Securities
(identified cost $4,591,003,097)			$4,797,032,914

U.S. Treasury Obligations — 0.1%

		Principal
		Amount
Security		(000’s omitted)	Value

United States Treasury Bill, 0.00%, 7/28/11(9)		$7,379	$7,378,468
United States Treasury Bill, 0.00%, 10/6/11(9)		2,742	2,740,883

Total U.S. Treasury Obligations
(identified cost $10,116,269)			$10,119,351

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

Repurchase Agreements — 2.2%

	Principal
	Amount
Description	(000’s omitted)		Value

Bank of America:
Dated 3/14/11 with an interest rate of 0.35%, collateralized by $9,000,000 Turkey Government Bond 6.875%, due 3/17/36 and a market value, including accrued interest, of $9,973,906.(11)		$9,630	$9,630,000
Dated 3/22/11 with an interest rate of 0.45%, collateralized by $22,000,000 Argentina Government Bond 8.28%, due 12/31/33 and a market value, including accrued interest, of $19,912,200.(11)		$24,999	24,999,330
Dated 4/6/11 with a maturity date of 7/28/11, an interest rate of 0.50% and repurchase proceeds of EUR 14,929,645, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $22,458,309.	EUR	14,906	22,078,394
Dated 4/27/11 with an interest rate of 0.35%, collateralized by $22,198,000 Mexico Government Bond 5.625%, due 1/15/17 and a market value, including accrued interest, of $25,118,424.(11)		$25,000	25,000,498
Dated 4/27/11 with a maturity date of 7/1/11, an interest rate of 0.75% and repurchase proceeds of EUR 82,672,325, collateralized by EUR 83,830,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $123,298,932.	EUR	82,573	122,302,344

Total Repurchase Agreements
(identified cost $203,481,742)			$204,010,566

Other Securities — 0.3%

	Interest
Description	(000’s omitted)		Value

Eaton Vance Cash Reserves Fund, LLC, 0.16% (12)		$30,685	$30,685,191

Total Other Securities
(identified cost $30,685,191)			$30,685,191

Total Short-Term Investments
(identified cost $4,835,286,299)			$5,041,848,022

Total Investments — 99.8%
(identified cost $8,724,883,342)			$9,116,624,978

Other Assets, Less Liabilities — 0.2%			$14,225,655

Net Assets — 100.0%			$9,130,850,633

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ASC	- Asset Securitization Corp.
JPMCC	- JPMorgan Chase Commercial Mortgage Securities Corp.
MLMT	- Merrill Lynch Mortgage Trust
WBCMT	- Wachovia Bank Commercial Mortgage Trust
BRL	- Brazilian Real
CLP	- Chilean Peso
COP	- Colombian Peso
CRC	- Costa Rican Colon
DOP	- Dominican Peso
EUR	- Euro
GHS	- Ghanaian Cedi
HKD	- Hong Kong Dollar
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
ISK	- Icelandic Krona
KRW	- South Korean Won
KZT	- Kazak Tenge
LBP	- Lebanese Pound
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PHP	- Philippine Peso
PLN	- Polish Zloty
RON	- Romanian Leu
RSD	- Serbian Dinar
THB	- Thailand Baht
TRY	- New Turkish Lira
TWD	- New Taiwan Dollar
USD	- United States Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand
ZMK	- Zambian Kwacha

(1)	Amount is less than 0.05%.

(2)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $98,428,986 or 1.1% of the Portfolio’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Portfolio of Investments — continued

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(6)	Floating-rate security.

(7)	Weighted average fixed-rate coupon that changes/updates monthly.

(8)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2011.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)	Non-income producing.

(11)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(12)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

Securities Sold Short

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value

Belgium

Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(68,000)	$(97,791,641)

Total Belgium			$(97,791,641)

Spain

Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(21,691,814)

Total Spain			$(21,691,814)

Total Foreign Government Bonds
(proceeds $110,625,175)			$(119,483,455)

Total Securities Sold Short
(proceeds $110,625,175)			$(119,483,455)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Statement of Assets and Liabilities

Assets	April 30, 2011

Investments in —
Securities of unaffiliated issuers, at value (identified cost, $8,426,706,063)	$8,787,271,157
Affiliated investment, at value (identified cost, $30,685,191)	30,685,191
Precious metals, at value (identified cost, $267,492,088)	298,668,630

Total Investments, at value (identified cost, $8,724,883,342)	$9,116,624,978

Cash	18,966,375
Foreign currency, at value (identified cost, $156,499,784)	157,747,786
Interest and dividends receivable	39,328,221
Interest receivable from affiliated investment	9,251
Receivable for investments sold	124,833,431
Receivable for variation margin on open financial futures contracts	2,597,189
Receivable for open forward foreign currency exchange contracts	48,009,712
Receivable for closed forward foreign currency exchange contracts	9,250,710
Receivable for open swap contracts	55,771,840
Receivable for closed options	15,682
Premium paid on open swap contracts	102,582,830

Total assets	$9,675,738,005

Liabilities

Payable for investments purchased	$139,466,286
Payable for variation margin on open financial futures contracts	5,169,488
Payable for open forward commodity contracts	17,509,944
Payable for open forward foreign currency exchange contracts	213,519,100
Payable for closed forward foreign currency exchange contracts	7,378,973
Payable for open swap contracts	28,215,205
Premium received on open swap contracts	4,459,317
Payable for securities sold short, at value (proceeds, $110,625,175)	119,483,455
Payable to affiliates:
Investment adviser fee	3,848,654
Trustees’ fees	4,208
Interest payable for securities sold short	2,776,474
Accrued expenses	3,056,268

Total liabilities	$544,887,372

Net Assets applicable to investors’ interest in Portfolio	$9,130,850,633

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$8,931,308,459
Net unrealized appreciation	199,542,174

Total	$9,130,850,633

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Statement of Operations

Six Months Ended
Investment Income	April 30, 2011

Interest (net of foreign taxes, $7,020,333)	$166,021,569
Interest allocated from affiliated investment	128,531
Expenses allocated from affiliated investment	(6,172)

Total investment income	$166,143,928

Expenses

Investment adviser fee	$23,245,075
Trustees’ fees and expenses	25,250
Custodian fee	4,879,898
Legal and accounting services	216,667
Interest expense on securities sold short	1,211,493
Miscellaneous	131,963

Total expenses	$29,710,346

Deduct —
Reduction of custodian fee	$2,815

Total expense reductions	$2,815

Net expenses	$29,707,531

Net investment income	$136,436,397

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$76,767,708
Investment transactions allocated from affiliated investment	1,131
Securities sold short	(4,840,073)
Financial futures contracts	10,130,086
Swap contracts	(14,549,691)
Forward commodity contracts	(225,030)
Foreign currency and forward foreign currency exchange contract transactions	(89,443,840)

Net realized loss	$(22,159,709)

Change in unrealized appreciation (depreciation) —
Investments (including net increase of $25,783,240 from precious metals)	$118,781,698
Securities sold short	(3,512,659)
Financial futures contracts	(25,842,317)
Swap contracts	37,992,235
Forward commodity contracts	(17,509,944)
Foreign currency and forward foreign currency exchange contracts	(65,049,819)

Net change in unrealized appreciation (depreciation)	$44,859,194

Net realized and unrealized gain	$22,699,485

Net increase in net assets from operations	$159,135,882

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Statements of Changes in Net Assets

	Six Months Ended	Year Ended
Increase (Decrease) in Net Assets	April 30, 2011	October 31, 2010

From operations —
Net investment income	$136,436,397	$126,681,628
Net realized loss from investment transactions, securities sold short, financial futures contracts, swap contracts, written options, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(22,159,709)	(35,049,061)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, swap contracts, written options, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	44,859,194	108,105,228

Net increase in net assets from operations	$159,135,882	$199,737,795

Capital transactions —
Contributions	$608,992,485	$7,587,790,195
Withdrawals	(644,302,621)	(99,529,088)

Net increase (decrease) in net assets from capital transactions	$(35,310,136)	$7,488,261,107

Net increase in net assets	$123,825,746	$7,687,998,902

Net Assets

At beginning of period	$9,007,024,887	$1,319,025,985

At end of period	$9,130,850,633	$9,007,024,887

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Consolidated Supplementary Data

			Year Ended October 31,
	Six Months Ended
Ratios/Supplemental Data	April 30, 2011		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.66	%(2)	0.57%	0.72%	0.63%	0.67%	0.66%
Net investment income	3.02	%(2)	2.67%	4.93%	5.25%	5.16%	4.49%
Portfolio Turnover	25	%(3)	19%	25%	26%	45%	41%

Total Return	1.80	%(3)	5.31%	12.10%	2.97%	10.34%	7.60%

Net assets, end of period (000’s omitted)	$9,130,851		$9,007,025	$1,319,026	$845,021	$688,393	$563,226

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements

1 Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Strategic Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Multi-Strategy Absolute Return Fund held an interest of 83.4%, 13.2%, 2.5% and 0.8%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2011 were $309,896,675 or 3.4% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are valued based on interpolated rates derived from forward rates as provided by brokers for specific settlement periods. Interest rate swaps and cross-currency swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

J Forward Foreign Currency Exchange and Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N Spread Lock Swap Contracts — A spread lock swap contract allows the user to lock in the forward differential (or spread) between the swap rate and a specified benchmark on an interest rate swap contract. These contracts involve commitments to pay or receive a settlement amount calculated based on the difference between the swap spread and an agreed upon fixed spread, the notional amount of the agreement and the duration of the swap. During the term of the outstanding spread lock swap contract, changes in the underlying value of the swap are recorded as unrealized gains or losses. Payments received or made at the termination of the spread lock swap contract are recorded as realized gains or losses. Upon termination, the Portfolio is obligated to enter into the interest rate swap agreement which can be closed at any time up to the maturity date at the then current value. The Portfolio is exposed to credit loss in the event of non-performance by the counterparty.

O Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Q Total Return Swaps — In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

R When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

S Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

U Forward Sale Commitments — The Portfolio may enter into forward sale commitments to sell generic U.S. government agency MBS to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as a liability and are subsequently valued at approximately the current market value of the underlying security in accordance with the Portfolio’s policies on investment valuations discussed above. The Portfolio records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Portfolio realizes a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million up to $1 billion, 0.575% from $1 billion up to $1.5 billion, 0.555% from $1.5 billion up to $2 billion, 0.520% from $2 billion up to $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee totaled $23,245,075 or 0.51% (annualized) of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,003,671,683	$122,970,327
U.S. Government and Agency Securities	40,163,191	922,938,128

	$1,043,834,874	$1,045,908,455

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,750,602,413

Gross unrealized appreciation	$407,912,407
Gross unrealized depreciation	(41,889,842)

Net unrealized appreciation	$366,022,565

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward commodity contracts, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Forward Commodity Contracts(1)
Sales
				Net
				Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

6/24/11	Gold 38,270 Troy Ounces	United States Dollar 54,885,737	Citigroup Global Markets	$(5,110,765)
10/25/11	Gold 29,799 Troy Ounces	United States Dollar 42,478,859	Citigroup Global Markets	(4,247,125)
4/24/12	Gold 61,122 Troy Ounces	United States Dollar 87,719,489	Citigroup Global Markets	(8,152,054)

				$(17,509,944)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/2/11	New Turkish Lira 15,179,188	United States Dollar 9,604,649	Credit Suisse	$(375,094)
5/2/11	New Turkish Lira 16,500,000	United States Dollar 10,233,402	JPMorgan Chase Bank	(614,724)
5/2/11	New Turkish Lira 13,230,000	United States Dollar 8,373,948	Standard Bank	(324,277)
5/3/11	South African Rand 4,851,294	United States Dollar 714,877	Standard Bank	(24,086)
5/4/11	Euro 15,645,865	United States Dollar 22,240,597	Deutsche Bank	(932,642)
5/4/11	Israeli Shekel 109,393,623	United States Dollar 32,674,320	Bank of America	313,389
5/4/11	Israeli Shekel 21,804,000	United States Dollar 5,836,970	Barclays Bank PLC	(613,112)
5/4/11	Israeli Shekel 98,440,000	United States Dollar 26,159,979	Citigroup Global Markets	(2,960,641)
5/4/11	Israeli Shekel 13,500,000	United States Dollar 3,670,872	Deutsche Bank	(322,711)
5/4/11	Israeli Shekel 60,000,000	United States Dollar 15,837,403	Deutsche Bank	(1,911,858)
5/4/11	New Zealand Dollar 70,204,590	United States Dollar 53,381,043	Credit Suisse	(3,428,213)
5/4/11	New Zealand Dollar 13,038,936	United States Dollar 9,909,526	Goldman Sachs, Inc.	(641,525)
5/4/11	New Zealand Dollar 24,816,698	United States Dollar 18,867,639	HSBC Bank USA	(1,213,927)

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/4/11	New Zealand Dollar 11,748,153	United States Dollar 8,921,547	JPMorgan Chase Bank	$(585,008)
5/4/11	Serbian Dinar 1,143,144,000	Euro 11,500,443	Deutsche Bank	(60,576)
5/5/11	Croatian Kuna 34,702,000	Euro 4,713,281	Barclays Bank PLC	(19,012)
5/5/11	Croatian Kuna 34,699,500	Euro 4,713,709	Raiffeisen Zentralbank Oesterreich AG	(17,873)
5/5/11	Croatian Kuna 34,708,100	Euro 4,713,277	Raiffeisen Zentralbank Oesterreich AG	(20,248)
5/5/11	Croatian Kuna 34,710,000	Euro 4,713,215	UniCredit Bank AG	(20,723)
5/5/11	Euro 2,152,000	United States Dollar 2,737,344	Bank of America	(449,916)
5/5/11	Euro 3,000,000	United States Dollar 3,899,082	Citigroup Global Markets	(544,124)
5/5/11	Euro 5,000,000	United States Dollar 6,212,490	Citigroup Global Markets	(1,192,854)
5/5/11	Euro 2,000,000	United States Dollar 2,521,396	HSBC Bank USA	(440,742)
5/5/11	Euro 10,000,000	United States Dollar 12,355,130	HSBC Bank USA	(2,455,558)
5/5/11	Euro 24,659,000	United States Dollar 32,313,154	HSBC Bank USA	(4,208,522)
5/11/11	New Turkish Lira 13,161,822	United States Dollar 8,245,206	Bank of America	(394,886)
5/11/11	New Turkish Lira 45,686,188	United States Dollar 27,434,209	Deutsche Bank	(2,556,536)
5/11/11	New Turkish Lira 16,208,178	United States Dollar 10,148,505	Standard Chartered Bank	(491,370)
5/13/11	Sri Lankan Rupee 61,630,000	United States Dollar 549,287	HSBC Bank USA	(11,125)
5/13/11	Sri Lankan Rupee 210,380,000	United States Dollar 1,761,239	HSBC Bank USA	(151,783)
5/16/11	South African Rand 178,800,000	United States Dollar 26,332,455	Bank of America	(857,702)
5/19/11	Japanese Yen 6,004,300,000	United States Dollar 72,130,655	Goldman Sachs, Inc.	(1,895,469)
5/20/11	Colombian Peso 7,185,131,240	United States Dollar 3,847,460	Credit Suisse	(214,920)
5/20/11	Euro 5,433,017	United States Dollar 7,945,815	Deutsche Bank	(97,544)
5/20/11	Euro 4,753,444	United States Dollar 6,945,609	Goldman Sachs, Inc.	(91,670)
5/20/11	Euro 230,433,261	United States Dollar 330,210,863	HSBC Bank USA	(10,936,111)

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/20/11	Euro 230,433,261	United States Dollar 328,592,070	JPMorgan Chase Bank	$(12,554,905)
5/23/11	Euro 70,150,000	United States Dollar 100,272,410	Standard Bank	(3,573,230)
5/26/11	Mexican Peso 718,500,000	United States Dollar 58,776,372	Citigroup Global Markets	(3,509,929)
5/27/11	South African Rand 269,403,398	United States Dollar 37,610,939	Bank of America	(3,295,091)
5/31/11	Euro 194,289,000	United States Dollar 283,827,086	Credit Suisse	(3,722,963)
6/1/11	Israeli Shekel 79,000,000	United States Dollar 20,376,580	Bank of America	(2,959,920)
6/1/11	Israeli Shekel 33,585,000	United States Dollar 9,172,470	Barclays Bank PLC	(748,496)
6/1/11	Israeli Shekel 120,000,000	United States Dollar 33,915,550	Barclays Bank PLC	(1,532,298)
6/1/11	Israeli Shekel 77,000,000	United States Dollar 20,172,911	Barclays Bank PLC	(2,572,792)
6/1/11	Israeli Shekel 36,000,000	United States Dollar 9,420,385	Citigroup Global Markets	(1,213,970)
6/2/11	Euro 33,700,000	United States Dollar 41,225,210	HSBC Bank USA	(8,648,456)
6/2/11	Mexican Peso 473,000,000	United States Dollar 38,827,141	Bank of America	(2,151,254)
6/2/11	Mexican Peso 615,000,000	United States Dollar 50,484,321	Barclays Bank PLC	(2,796,256)
6/2/11	Thai Baht 553,332,000	United States Dollar 17,826,418	Standard Chartered Bank	(677,982)
6/3/11	South African Rand 959,990,351	United States Dollar 144,711,983	Standard Bank	(911,597)
6/8/11	New Turkish Lira 13,759,000	United States Dollar 8,288,554	Deutsche Bank	(701,249)
6/9/11	Euro 9,158,000	United States Dollar 11,379,731	Deutsche Bank	(2,170,904)
6/9/11	Euro 49,250,000	United States Dollar 59,224,603	Deutsche Bank	(13,648,159)
6/13/11	South African Rand 656,396,500	United States Dollar 97,081,404	Standard Bank	(2,348,481)
6/15/11	South African Rand 441,088,470	United States Dollar 63,114,524	Bank of America	(3,681,763)
6/15/11	South African Rand 176,826,237	United States Dollar 25,210,111	Credit Suisse	(1,567,592)
6/16/11	Euro 14,581,000	United States Dollar 17,981,435	Citigroup Global Markets	(3,589,257)
6/22/11	South African Rand 391,770,228	United States Dollar 54,875,928	Bank of America	(4,392,591)

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)

6/30/11	Euro 29,000,000	United States Dollar 35,434,897	JPMorgan Chase Bank	$(7,450,593)
7/5/11	Brazilian Real 28,122,000	United States Dollar 16,412,022	Barclays Bank PLC	(1,364,772)
7/5/11	Brazilian Real 41,666,000	United States Dollar 24,401,757	Barclays Bank PLC	(1,936,623)
7/5/11	Brazilian Real 28,122,000	United States Dollar 16,412,022	Citigroup Global Markets	(1,364,772)
7/5/11	Brazilian Real 26,250,000	United States Dollar 15,323,993	Credit Suisse	(1,269,452)
7/5/11	Brazilian Real 32,241,000	United States Dollar 18,865,418	Credit Suisse	(1,515,125)
7/5/11	Brazilian Real 26,250,000	United States Dollar 15,315,053	Deutsche Bank	(1,278,392)
7/5/11	Brazilian Real 26,250,000	United States Dollar 15,341,905	Goldman Sachs, Inc.	(1,251,539)
7/5/11	Brazilian Real 29,523,000	United States Dollar 17,229,647	JPMorgan Chase Bank	(1,432,763)
7/5/11	Brazilian Real 17,500,000	United States Dollar 10,218,978	Standard Bank	(843,318)
7/5/11	Brazilian Real 173,364,000	United States Dollar 101,571,022	Standard Bank	(8,017,777)
7/5/11	Brazilian Real 27,321,000	United States Dollar 15,991,220	Standard Chartered Bank	(1,279,237)
7/6/11	Israeli Shekel 3,144,000	United States Dollar 850,764	Deutsche Bank	(76,481)
7/7/11	Euro 4,750,000	United States Dollar 5,978,730	Deutsche Bank	(1,044,239)
7/14/11	Thai Baht 452,900,000	United States Dollar 14,619,109	Standard Chartered Bank	(485,299)
7/15/11	Sri Lankan Rupee 1,773,550,000	United States Dollar 14,925,103	HSBC Bank USA	(1,146,564)
7/20/11	New Turkish Lira 114,525,000	United States Dollar 70,131,660	Deutsche Bank	(4,184,812)
7/21/11	Thai Baht 543,270,000	United States Dollar 17,524,839	Barclays Bank PLC	(584,815)
7/21/11	Thai Baht 600,000,000	United States Dollar 19,361,084	JPMorgan Chase Bank	(639,638)
7/22/11	Sri Lankan Rupee 1,255,000,000	United States Dollar 10,658,174	Standard Chartered Bank	(708,869)
7/28/11	Euro 2,700,000	United States Dollar 3,510,675	Deutsche Bank	(478,767)
8/3/11	Israeli Shekel 48,930,000	United States Dollar 13,561,530	Barclays Bank PLC	(852,964)
8/3/11	Israeli Shekel 260,982,100	United States Dollar 74,799,261	Deutsche Bank	(2,084,551)

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)

8/4/11	Euro 998,000	United States Dollar 1,316,152	Deutsche Bank	$(158,143)
8/4/11	Thai Baht 555,000,000	United States Dollar 18,054,652	Barclays Bank PLC	(428,405)
8/4/11	Thai Baht 498,000,000	United States Dollar 16,041,230	Barclays Bank PLC	(543,567)
8/4/11	Thai Baht 553,332,000	United States Dollar 17,774,880	Barclays Bank PLC	(652,629)
8/4/11	Thai Baht 600,000,000	United States Dollar 19,295,707	HSBC Bank USA	(685,977)
8/5/11	Sri Lankan Rupee 1,161,300,000	United States Dollar 9,989,677	HSBC Bank USA	(517,964)
8/11/11	Mexican Peso 511,300,000	United States Dollar 41,994,169	Barclays Bank PLC	(2,011,076)
8/11/11	Thai Baht 457,631,000	United States Dollar 14,846,099	Bank of America	(386,674)
8/11/11	Thai Baht 877,951,000	United States Dollar 28,500,276	Barclays Bank PLC	(723,331)
8/25/11	Euro 6,011,000	United States Dollar 7,574,461	Deutsche Bank	(1,298,962)
9/1/11	Euro 4,450,000	United States Dollar 5,644,736	Deutsche Bank	(922,783)
9/7/11	Israeli Shekel 100,876,300	United States Dollar 28,858,904	Barclays Bank PLC	(812,943)
9/7/11	Israeli Shekel 260,936,200	United States Dollar 74,642,771	Deutsche Bank	(2,109,243)
9/8/11	Euro 33,115,000	United States Dollar 42,050,752	Citigroup Global Markets	(6,810,322)
9/15/11	Euro 9,706,000	United States Dollar 12,603,629	Deutsche Bank	(1,714,143)
10/5/11	Israeli Shekel 23,121,000	United States Dollar 6,380,847	Barclays Bank PLC	(411,624)
10/5/11	Israeli Shekel 183,411,800	United States Dollar 52,410,859	Citigroup Global Markets	(1,471,732)
10/7/11	Sri Lankan Rupee 706,080,000	United States Dollar 6,240,212	HSBC Bank USA	(113,092)
11/2/11	Israeli Shekel 10,028,000	United States Dollar 2,742,888	Barclays Bank PLC	(199,513)
11/2/11	Israeli Shekel 72,366,000	United States Dollar 20,416,420	Deutsche Bank	(817,109)
11/2/11	Israeli Shekel 39,200,000	United States Dollar 10,593,163	Deutsche Bank	(908,845)
1/20/12	Sri Lankan Rupee 1,357,000,000	United States Dollar 12,056,864	Standard Chartered Bank	(71,390)
1/27/12	Euro 67,367,000	United States Dollar 93,784,969	Deutsche Bank	(5,107,662)

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)

1/27/12	Euro 24,280,000	United States Dollar 30,267,448	Deutsche Bank	$(5,374,826)
1/27/12	Euro 33,760,000	United States Dollar 41,519,640	Deutsche Bank	(8,038,975)
2/17/12	Sri Lankan Rupee 600,000,000	United States Dollar 5,302,696	HSBC Bank USA	(51,367)
2/29/12	Israeli Shekel 169,646,000	United States Dollar 46,389,390	Deutsche Bank	(3,133,758)
3/9/12	Sri Lankan Rupee 1,287,380,000	United States Dollar 11,453,559	Standard Chartered Bank	(20,558)
3/16/12	Sri Lankan Rupee 545,550,000	United States Dollar 4,823,607	Standard Chartered Bank	(36,815)
3/23/12	Sri Lankan Rupee 1,911,190,000	United States Dollar 16,950,687	HSBC Bank USA	(69,734)
4/27/12	Sri Lankan Rupee 1,269,800,000	United States Dollar 11,217,314	Standard Chartered Bank	(68,626)

				$(210,695,978)

Purchases
				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/2/11	New Turkish Lira 30,596,188	United States Dollar 18,851,625	Deutsche Bank	$1,264,212
5/2/11	New Turkish Lira 14,313,000	United States Dollar 9,416,447	HSBC Bank USA	(6,191)
5/3/11	Romanian Leu 229,571,088	Euro 56,409,138	Credit Suisse	(138,253)
5/4/11	Czech Koruna 1,379,741,464	Euro 56,201,854	Deutsche Bank	1,279,817
5/4/11	Israeli Shekel 111,553,296	United States Dollar 32,568,002	Credit Suisse	431,806
5/4/11	Israeli Shekel 76,232,130	United States Dollar 22,243,723	Standard Bank	307,342
5/4/11	Serbian Dinar 770,561,000	Euro 7,741,979	Credit Suisse	55,856
5/4/11	Serbian Dinar 372,583,000	Euro 3,755,120	Raiffeisen Zentralbank Oesterreich AG	9,672
5/5/11	Euro 4,713,000	United States Dollar 6,533,688	Goldman Sachs, Inc.	446,589
5/6/11	Polish Zloty 135,946,860	Euro 33,625,659	Credit Suisse	1,399,768
5/9/11	Czech Koruna 1,200,000,000	Euro 49,060,692	Citigroup Global Markets	852,316

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/11/11	Indonesian Rupiah 87,260,000,000	United States Dollar 9,695,556	Barclays Bank PLC	$491,766
5/11/11	Indonesian Rupiah 78,435,000,000	United States Dollar 8,715,000	Credit Suisse	442,032
5/11/11	Indonesian Rupiah 59,912,975,999	United States Dollar 6,649,609	Deutsche Bank	345,037
5/11/11	Indonesian Rupiah 35,775,000,000	United States Dollar 3,975,000	Standard Chartered Bank	201,615
5/13/11	Polish Zloty 61,468,875	Euro 15,452,594	Standard Bank	253,965
5/16/11	Czech Koruna 1,591,338,000	Euro 65,200,066	Bank of America	934,852
5/16/11	Indian Rupee 99,700,000	United States Dollar 2,185,445	Goldman Sachs, Inc.	63,899
5/16/11	Mexican Peso 763,346,000	United States Dollar 64,294,763	Standard Bank	1,938,478
5/16/11	New Taiwan Dollar 265,450,000	United States Dollar 9,064,987	Citigroup Global Markets	204,633
5/18/11	Swedish Krona 1,165,140,100	Euro 128,967,070	Goldman Sachs, Inc.	1,732,866
5/19/11	Indonesian Rupiah 101,220,000,000	United States Dollar 11,653,235	Credit Suisse	161,736
5/20/11	Indonesian Rupiah 111,945,000,000	United States Dollar 12,864,284	Barclays Bank PLC	202,274
5/20/11	Indonesian Rupiah 96,589,000,000	United States Dollar 11,102,184	Deutsche Bank	171,976
5/20/11	Indonesian Rupiah 118,760,000,000	United States Dollar 13,650,575	Standard Chartered Bank	211,451
5/23/11	Czech Koruna 1,217,947,417	Euro 49,821,951	Credit Suisse	842,398
5/23/11	Indonesian Rupiah 100,261,850,000	United States Dollar 11,219,992	Citigroup Global Markets	482,081
5/23/11	Indonesian Rupiah 108,207,900,000	United States Dollar 12,109,210	Goldman Sachs, Inc.	520,287
5/23/11	Serbian Dinar 336,298,852	Euro 3,299,312	Deutsche Bank	117,705
5/23/11	Serbian Dinar 1,493,100,000	Euro 14,638,235	Standard Bank	537,469
5/23/11	Singapore Dollar 10,950,000	United States Dollar 8,591,605	Bank of America	354,024
5/23/11	Singapore Dollar 18,875,000	United States Dollar 14,809,729	Barclays Bank PLC	610,247
5/23/11	Singapore Dollar 6,182,000	United States Dollar 4,849,769	Deutsche Bank	200,631
5/23/11	Singapore Dollar 22,635,000	United States Dollar 17,754,334	Goldman Sachs, Inc.	737,384

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/24/11	Indonesian Rupiah 109,077,000,000	United States Dollar 12,639,282	Bank of America	$91,365
5/24/11	Indonesian Rupiah 109,068,000,000	United States Dollar 12,630,921	Deutsche Bank	98,675
5/25/11	Indian Rupee 1,251,910,000	United States Dollar 28,057,149	Standard Chartered Bank	139,329
5/25/11	Mexican Peso 347,941,000	United States Dollar 29,639,748	Credit Suisse	525,732
5/26/11	Yuan Renminbi 110,068,275	United States Dollar 16,715,000	Bank of America	303,335
5/26/11	Yuan Renminbi 137,096,280	United States Dollar 20,810,000	Barclays Bank PLC	387,301
5/26/11	Yuan Renminbi 145,583,530	United States Dollar 22,105,000	Citigroup Global Markets	404,567
5/26/11	Yuan Renminbi 164,700,000	United States Dollar 25,000,000	JPMorgan Chase Bank	465,282
5/31/11	Georgian Lari 936,300	United States Dollar 500,000	Liberty Capital	69,938
5/31/11	Georgian Lari 889,624	United States Dollar 500,000	Liberty Capital	41,526
5/31/11	Indian Rupee 498,600,000	United States Dollar 11,043,189	Bank of America	173,949
5/31/11	Indian Rupee 659,300,000	United States Dollar 14,599,203	Standard Chartered Bank	233,247
5/31/11	Indonesian Rupiah 82,285,000,000	United States Dollar 9,413,683	Citigroup Global Markets	188,485
5/31/11	Norwegian Krone 440,270,000	Euro 55,722,268	Credit Suisse	1,311,536
5/31/11	Norwegian Krone 420,000,000	Euro 53,940,550	Goldman Sachs, Inc.	91,222
5/31/11	Polish Zloty 381,795,500	Euro 96,924,551	Standard Bank	7,534
5/31/11	South Korean Won 23,680,000,000	United States Dollar 21,169,319	Barclays Bank PLC	976,912
5/31/11	South Korean Won 22,670,100,000	United States Dollar 20,266,494	Citigroup Global Markets	935,249
5/31/11	Swedish Krona 957,259,400	Euro 108,294,613	Credit Suisse	(2,087,845)
6/1/11	Serbian Dinar 1,225,650,000	Euro 12,033,873	Deutsche Bank	373,082
6/3/11	Yuan Renminbi 80,700,000	United States Dollar 12,197,703	Bank of America	295,524
6/3/11	Yuan Renminbi 80,700,000	United States Dollar 12,192,174	Deutsche Bank	301,053
6/6/11	Indian Rupee 74,000,000	United States Dollar 1,634,276	Deutsche Bank	28,722

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/6/11	Indonesian Rupiah 64,230,000,000	United States Dollar 7,208,754	Bank of America	$284,724
6/6/11	Indonesian Rupiah 62,421,000,000	United States Dollar 7,181,431	Bank of America	100,998
6/6/11	Indonesian Rupiah 76,420,000,000	United States Dollar 8,793,004	Citigroup Global Markets	122,637
6/6/11	Indonesian Rupiah 62,421,000,000	United States Dollar 7,183,911	Deutsche Bank	98,518
6/6/11	Indonesian Rupiah 95,220,000,000	United States Dollar 10,956,162	Goldman Sachs, Inc.	152,807
6/6/11	Indonesian Rupiah 85,690,000,000	United States Dollar 9,861,894	JPMorgan Chase Bank	135,244
6/7/11	Indonesian Rupiah 85,660,000,000	United States Dollar 9,644,224	Barclays Bank PLC	348,849
6/7/11	Indonesian Rupiah 41,560,000,000	United States Dollar 4,680,180	Credit Suisse	168,199
6/7/11	Indonesian Rupiah 74,030,000,000	United States Dollar 8,336,712	Deutsche Bank	299,609
6/7/11	Singapore Dollar 23,790,000	United States Dollar 18,765,916	Bank of America	669,269
6/7/11	Singapore Dollar 10,850,000	United States Dollar 8,558,470	Citigroup Global Markets	305,412
6/7/11	Singapore Dollar 29,867,000	United States Dollar 23,565,121	Credit Suisse	834,655
6/7/11	Singapore Dollar 26,500,000	United States Dollar 20,902,351	JPMorgan Chase Bank	746,763
6/7/11	Singapore Dollar 25,000,000	United States Dollar 19,719,199	Standard Chartered Bank	704,493
6/7/11	Swedish Krona 789,011,000	Euro 87,605,592	Credit Suisse	704,996
6/9/11	Indonesian Rupiah 80,360,000,000	United States Dollar 9,075,099	Bank of America	298,619
6/9/11	Indonesian Rupiah 68,515,000,000	United States Dollar 7,736,563	Barclays Bank PLC	255,476
6/9/11	Indonesian Rupiah 48,955,000,000	United States Dollar 5,528,515	Standard Chartered Bank	181,917
6/9/11	South Korean Won 15,735,000,000	United States Dollar 14,286,363	Bank of America	427,323
6/9/11	South Korean Won 24,430,000,000	United States Dollar 22,719,241	Bank of America	125,078
6/9/11	South Korean Won 7,478,000,000	United States Dollar 6,788,308	Credit Suisse	204,317
6/9/11	South Korean Won 23,450,000,000	United States Dollar 21,828,167	Credit Suisse	99,761
6/9/11	South Korean Won 15,735,000,000	United States Dollar 14,282,473	Deutsche Bank	431,214

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/10/11	South Korean Won 18,138,000,000	United States Dollar 16,579,525	Barclays Bank PLC	$380,099
6/10/11	South Korean Won 18,449,800,000	United States Dollar 16,865,305	Citigroup Global Markets	385,863
6/10/11	South Korean Won 18,616,000,000	United States Dollar 17,014,898	Goldman Sachs, Inc.	391,672
6/13/11	Indian Rupee 700,380,000	United States Dollar 15,682,490	Bank of America	38,171
6/13/11	Indian Rupee 787,354,000	United States Dollar 17,629,960	Barclays Bank PLC	42,911
6/13/11	Indian Rupee 856,110,000	United States Dollar 19,173,796	Credit Suisse	42,365
6/13/11	Indian Rupee 856,110,000	United States Dollar 19,173,796	Goldman Sachs, Inc.	42,365
6/13/11	South Korean Won 11,750,000,000	United States Dollar 10,759,088	Deutsche Bank	225,428
6/14/11	South Korean Won 24,433,700,000	United States Dollar 22,297,591	Barclays Bank PLC	542,845
6/14/11	South Korean Won 21,071,000,000	United States Dollar 19,248,196	Credit Suisse	448,815
6/14/11	South Korean Won 22,160,000,000	United States Dollar 20,224,514	Goldman Sachs, Inc.	490,485
6/15/11	Yuan Renminbi 36,900,000	United States Dollar 5,586,677	Citigroup Global Markets	133,644
6/15/11	Yuan Renminbi 77,900,000	United States Dollar 11,785,174	HSBC Bank USA	291,058
6/21/11	Serbian Dinar 996,530,000	Euro 9,681,628	HSBC Bank USA	385,458
6/21/11	Serbian Dinar 1,001,299,000	Euro 9,737,421	Standard Bank	373,310
6/27/11	Norwegian Krone 420,740,075	Euro 53,950,027	Standard Bank	143,730
6/30/11	Czech Koruna 51,840,000	Euro 2,149,699	Deutsche Bank	(5,292)
6/30/11	Hungarian Forint 17,506,528,013	Euro 65,727,531	Standard Bank	258,581
6/30/11	Indian Rupee 1,253,690,000	United States Dollar 27,940,495	Citigroup Global Markets	117,737
6/30/11	Indian Rupee 1,185,210,000	United States Dollar 26,414,308	Deutsche Bank	111,305
6/30/11	Indian Rupee 1,242,600,000	United States Dollar 27,693,336	HSBC Bank USA	116,695
6/30/11	Indonesian Rupiah 37,500,000,000	United States Dollar 4,270,584	Bank of America	98,478
7/5/11	Serbian Dinar 1,143,144,000	Euro 11,294,071	Deutsche Bank	109,091

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

7/11/11	Indian Rupee 674,800,000	United States Dollar 15,055,779	Goldman Sachs, Inc.	$18,324
7/18/11	Ghanaian Cedi 4,530,000	United States Dollar 2,935,839	Standard Bank	8,782
7/18/11	Yuan Renminbi 105,300,000	United States Dollar 15,817,936	Citigroup Global Markets	564,838
7/19/11	Ghanaian Cedi 4,630,500	United States Dollar 3,000,000	JPMorgan Chase Bank	9,197
7/19/11	Ghanaian Cedi 7,550,000	United States Dollar 4,893,065	Standard Bank	13,410
7/20/11	Ghanaian Cedi 7,715,000	United States Dollar 5,000,000	JPMorgan Chase Bank	12,451
7/20/11	Ghanaian Cedi 7,715,000	United States Dollar 5,000,000	Standard Chartered Bank	12,451
7/28/11	Ghanaian Cedi 7,625,000	United States Dollar 5,000,000	Standard Bank	(55,903)
7/28/11	Ghanaian Cedi 7,622,500	United States Dollar 5,000,000	Standard Bank	(57,524)
7/28/11	Ghanaian Cedi 6,659,878	United States Dollar 4,365,702	Standard Chartered Bank	(47,396)
7/29/11	Ghanaian Cedi 7,625,000	United States Dollar 5,000,000	JPMorgan Chase Bank	(57,135)
7/29/11	Serbian Dinar 1,697,825,000	Euro 16,550,723	Citigroup Global Markets	328,697
7/29/11	Serbian Dinar 1,084,564,000	Euro 10,577,428	Standard Bank	202,744
8/4/11	Serbian Dinar 900,175,000	Euro 8,846,644	Barclays Bank PLC	47,485
8/4/11	Serbian Dinar 940,188,000	Euro 9,208,501	JPMorgan Chase Bank	95,949
8/9/11	Yuan Renminbi 61,650,000	United States Dollar 9,212,493	Bank of America	398,952
8/9/11	Yuan Renminbi 62,310,000	United States Dollar 9,315,294	Goldman Sachs, Inc.	399,047
8/9/11	Yuan Renminbi 66,850,000	United States Dollar 9,989,540	Standard Chartered Bank	432,603
8/12/11	Yuan Renminbi 53,085,000	United States Dollar 7,955,193	Bank of America	322,728
8/12/11	Yuan Renminbi 66,775,000	United States Dollar 10,012,746	Credit Suisse	399,954
8/24/11	Yuan Renminbi 35,120,000	United States Dollar 5,259,060	Bank of America	222,189
8/31/11	Georgian Lari 940,800	United States Dollar 500,000	Liberty Capital	68,249
9/2/11	Yuan Renminbi 31,143,000	United States Dollar 4,639,899	Bank of America	223,808

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

9/13/11	Yuan Renminbi 53,072,000	United States Dollar 7,903,500	Credit Suisse	$391,515
10/11/11	Zambian Kwacha 28,593,038,090	United States Dollar 5,913,762	Standard Bank	5,356
10/12/11	Yuan Renminbi 91,200,000	United States Dollar 14,099,096	Deutsche Bank	185,135
10/13/11	Zambian Kwacha 21,674,000,000	United States Dollar 4,402,600	Standard Chartered Bank	82,222
10/18/11	Zambian Kwacha 7,979,200,000	United States Dollar 1,657,155	Citigroup Global Markets	(7,893)
11/28/11	Yuan Renminbi 143,549,870	United States Dollar 22,105,000	Barclays Bank PLC	449,005
11/28/11	Yuan Renminbi 127,366,950	United States Dollar 19,610,000	Deutsche Bank	401,407
11/28/11	Yuan Renminbi 153,999,533	United States Dollar 23,705,000	JPMorgan Chase Bank	490,816
11/28/11	Yuan Renminbi 124,768,950	United States Dollar 19,210,000	Standard Chartered Bank	393,219
12/1/11	Georgian Lari 1,809,218	United States Dollar 1,000,000	Liberty Capital	81,577
1/17/12	Yuan Renminbi 50,000,000	United States Dollar 7,908,890	Citigroup Global Markets	(28,858)
1/19/12	Yuan Renminbi 48,750,000	United States Dollar 7,701,422	Barclays Bank PLC	(17,443)
1/30/12	Yuan Renminbi 116,669,030	United States Dollar 18,066,374	Bank of America	335,492
1/30/12	Yuan Renminbi 131,349,700	United States Dollar 20,363,347	Barclays Bank PLC	354,058
1/30/12	Yuan Renminbi 182,740,000	United States Dollar 28,334,858	Deutsche Bank	488,189
1/30/12	Yuan Renminbi 131,599,030	United States Dollar 20,398,839	Goldman Sachs, Inc.	357,892
3/1/12	Georgian Lari 902,850	United States Dollar 500,000	Liberty Capital	30,482
6/18/12	Yuan Renminbi 203,360,000	United States Dollar 30,580,451	Goldman Sachs, Inc.	1,747,367

				$45,186,590

At April 30, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $9,250,710 and a payable of $7,378,973.

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Futures Contracts
					Net Unrealized
					Appreciation
Expiration Date	Contracts	Position	Aggregate Cost	Value	(Depreciation)

6/11	355 Euro-Bobl	Short	$(60,814,989)	$(60,594,149)	$220,840
6/11	406 Euro-Bund	Short	(73,646,962)	(73,917,568)	(270,606)
6/11	232 Euro-Buxl	Short	(35,716,573)	(35,634,103)	82,470
6/11	625 Gold	Short	(91,251,993)	(97,275,000)	(6,023,007)
6/11	167 Japan 10-Year Bond	Short	(285,855,514)	(288,335,696)	(2,480,182)
6/11	647 U.S. 2-Year Treasury Note	Short	(141,025,781)	(141,773,875)	(748,094)
6/11	2,415 U.S. 5-Year Treasury Note	Short	(281,498,438)	(286,102,032)	(4,603,594)
6/11	3,354 U.S. 10-Year Treasury Note	Short	(397,553,813)	(406,305,657)	(8,751,844)
6/11	3,137 U.S. 30-Year Treasury Bond	Short	(373,895,219)	(383,890,375)	(9,995,156)
6/11	104 U.S. Ultra-Long Treasury Bond	Short	(12,425,586)	(13,091,000)	(665,414)
7/11	965 Platinum	Long	86,566,936	90,010,375	3,443,439

					$(29,791,148)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps
	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Bank of America	ILS	15,220	Receive	3-Month ILS TELBOR	4.20%	11/19/14	$(22,226)
Bank of America	ILS	29,000	Receive	3-Month ILS TELBOR	4.54	1/6/15	(111,847)
Bank of America	ZAR	156,596	Receive	3-Month ZAR JIBAR	6.86	11/17/15	622,400
Bank of America	ZAR	101,794	Receive	3-Month ZAR JIBAR	7.26	11/16/20	843,128
Bank of America	ZAR	56,604	Receive	3-Month ZAR JIBAR	7.42	11/17/20	374,310
Bank of America	ZAR	141,361	Receive	3-Month ZAR JIBAR	7.31	11/19/20	1,096,188
Barclays Bank PLC	ILS	29,208	Receive	3-Month ILS TELBOR	5.15	3/5/20	24,887
Barclays Bank PLC	ILS	29,182	Receive	3-Month ILS TELBOR	5.16	3/8/20	20,327
Citigroup Global Markets	ZAR	92,325	Receive	3-Month ZAR JIBAR	7.29	11/19/20	735,316
Deutsche Bank	ZAR	71,965	Receive	3-Month ZAR JIBAR	6.71	11/19/15	351,918
Deutsche Bank	ZAR	140,405	Receive	3-Month ZAR JIBAR	7.26	11/16/20	1,162,936
Deutsche Bank	ZAR	176,815	Receive	3-Month ZAR JIBAR	7.32	11/18/20	1,356,589
Deutsche Bank	ZAR	85,673	Receive	3-Month ZAR JIBAR	7.27	11/19/20	700,300
Deutsche Bank	ZAR	63,800	Receive	3-Month ZAR JIBAR	7.77	11/26/20	192,067
Standard Chartered Bank	ZAR	100,000	Receive	3-Month ZAR JIBAR	7.77	11/26/20	301,045

							$7,647,338

ILS - Israeli Shekel

ZAR - South African Rand

Credit Default Swaps — Sell Protection
						Current
		Notional	Contract			Market		Upfront	Net Unrealized
		Amount*	Annual		Termination	Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)

Argentina	Bank of America	$115,016	5.00	%(1)	6/20/13	4.38%	$2,121,636	$(691,403)	$1,430,233
Argentina	Bank of America	37,961	5.00	(1)	6/20/13	4.38	700,239	(520,492)	179,747
Argentina	Bank of America	18,980	5.00	(1)	6/20/13	4.38	350,118	(267,977)	82,141
Argentina	Bank of America	19,202	5.00	(1)	6/20/13	4.38	354,217	(357,606)	(3,389)
Argentina	Bank of America	19,081	5.00	(1)	6/20/13	4.38	351,971	(367,085)	(15,114)
Argentina	Citigroup Global Markets	8,222	5.00	(1)	6/20/16	5.79	(227,910)	213,331	(14,579)
Argentina	Credit Suisse	19,169	5.00	(1)	6/20/13	4.38	353,600	(115,232)	238,368
Argentina	Credit Suisse	19,361	5.00	(1)	6/20/13	4.38	357,141	(194,591)	162,550
Argentina	Credit Suisse	19,049	5.00	(1)	6/20/13	4.38	351,387	(269,669)	81,718
Argentina	Credit Suisse	18,925	5.00	(1)	6/20/13	4.38	349,099	(267,913)	81,186
Argentina	Credit Suisse	18,548	5.00	(1)	6/20/16	5.79	(514,143)	458,778	(55,365)
Argentina	Credit Suisse	19,320	5.00	(1)	6/20/16	5.79	(535,542)	438,964	(96,578)
Argentina	Deutsche Bank	19,049	5.00	(1)	6/20/13	4.38	351,387	(269,669)	81,718
Argentina	Deutsche Bank	10,128	5.00	(1)	6/20/13	4.38	186,833	(143,305)	43,528
Argentina	Deutsche Bank	19,081	5.00	(1)	6/20/13	4.38	351,971	(367,086)	(15,115)
Iceland	Barclays Bank PLC	5,000	1.70		3/20/18	2.50	(218,884)	—	(218,884)
Iceland	Credit Suisse	5,000	1.70		3/20/18	2.50	(218,884)	—	(218,884)

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
						Current
		Notional	Contract			Market		Upfront	Net Unrealized
		Amount*	Annual		Termination	Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)

Iceland	JPMorgan Chase Bank	$6,600	1.75%		3/20/18	2.50%	$(269,715)	$—	$(269,715)
Iceland	JPMorgan Chase Bank	5,000	2.10		3/20/23	2.49	(146,362)	—	(146,362)
Iceland	JPMorgan Chase Bank	5,000	2.45		3/20/23	2.49	(849)	—	(849)
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	1.06	(7,382)	80,004	72,622
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	1.10	(59,807)	127,183	67,376
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	1.10	(18,164)	40,484	22,320
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	1.01	9,339	364,427	373,766
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	1.06	(15,890)	389,802	373,912
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.10	(42,277)	105,514	63,237
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.10	(25,838)	63,944	38,106
South Africa	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	1.01	4,670	121,297	125,967
South Africa	Credit Suisse	10,000	1.00	(1)	6/20/15	1.01	9,339	357,145	366,484
South Africa	Credit Suisse	5,000	1.00	(1)	6/20/15	1.01	4,669	123,152	127,821
South Africa	Credit Suisse	10,450	1.00	(1)	12/20/15	1.10	(36,785)	204,350	167,565
South Africa	Credit Suisse	16,990	1.00	(1)	12/20/15	1.10	(59,807)	149,476	89,669
South Africa	Credit Suisse	7,740	1.00	(1)	12/20/15	1.10	(27,246)	74,124	46,878
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	1.06	(16,551)	261,875	245,324
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	1.06	(7,282)	118,566	111,284
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	1.06	(7,382)	84,518	77,136
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	1.06	(1,920)	27,992	26,072
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	1.10	(45,779)	114,255	68,476
South Africa	Goldman Sachs, Inc.	17,335	1.00	(1)	12/20/15	1.10	(61,021)	159,857	98,836
South Africa	Goldman Sachs, Inc.	8,020	1.00	(1)	12/20/15	1.10	(28,231)	76,805	48,574
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.01	4,669	184,033	188,702
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.01	4,670	119,441	124,111

							$3,623,304	$627,289	$4,250,593

Credit Default Swaps — Buy Protection
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$(30,836)	$—	$(30,836)
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(120,084)	—	(120,084)
Brazil	Bank of America	18,450	1.00	(1)	6/20/20	609,000	(618,378)	(9,378)
Brazil	Bank of America	11,450	1.00	(1)	6/20/20	377,943	(484,226)	(106,283)
Brazil	Bank of America	51,475	1.00	(1)	12/20/20	1,882,240	(1,849,521)	32,719
Brazil	Bank of America	22,575	1.00	(1)	12/20/20	825,480	(793,406)	32,074
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	272,418	(250,481)	21,937
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	131,641	(110,636)	21,005
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(182,198)	—	(182,198)
Brazil	Barclays Bank PLC	47,170	1.00	(1)	12/20/20	1,724,823	(1,734,379)	(9,556)
Brazil	Citigroup Global Markets	9,440	1.00	(1)	12/20/20	345,185	(321,110)	24,075

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Brazil	Credit Suisse	$20,000	1.00	%(1)	6/20/20	$660,162	$(719,185)	$(59,023)
Brazil	Credit Suisse	14,225	1.00	(1)	6/20/20	469,541	(710,877)	(241,336)
Brazil	Deutsche Bank	10,600	1.00	(1)	12/20/20	387,611	(243,092)	144,519
Brazil	Deutsche Bank	11,580	1.00	(1)	12/20/20	423,436	(439,400)	(15,964)
Brazil	HSBC Bank USA	14,225	1.00	(1)	6/20/20	469,540	(681,217)	(211,677)
Brazil	HSBC Bank USA	9,710	1.00	(1)	12/20/20	355,057	(330,294)	24,763
Brazil	Standard Chartered Bank	9,440	1.00	(1)	12/20/20	345,185	(321,110)	24,075
Brazil	Standard Chartered Bank	2,700	1.00	(1)	12/20/20	98,731	(77,338)	21,393
Egypt	Bank of America	4,550	1.00	(1)	6/20/15	385,877	(233,519)	152,358
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	640,071	(296,457)	343,614
Egypt	Barclays Bank PLC	7,000	1.00	(1)	6/20/15	593,657	(263,112)	330,545
Egypt	Barclays Bank PLC	4,770	1.00	(1)	6/20/15	404,535	(160,934)	243,601
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	817,111	(378,455)	438,656
Egypt	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	424,040	(186,914)	237,126
Egypt	Citigroup Global Markets	3,050	1.00	(1)	12/20/15	294,536	(190,485)	104,051
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	796,032	(461,097)	334,935
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	796,032	(484,351)	311,681
Egypt	Credit Suisse	11,000	1.00	(1)	12/20/15	1,062,260	(643,605)	418,655
Egypt	Credit Suisse	5,050	1.00	(1)	12/20/15	487,674	(315,416)	172,258
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	809,069	(318,395)	490,674
Egypt	Deutsche Bank	9,550	1.00	(1)	6/20/15	809,917	(430,047)	379,870
Egypt	Deutsche Bank	7,000	1.00	(1)	6/20/15	593,657	(275,821)	317,836
Egypt	Deutsche Bank	4,700	1.00	(1)	6/20/15	398,598	(238,032)	160,566
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/15	385,877	(237,997)	147,880
Egypt	Deutsche Bank	2,375	1.00	(1)	6/20/15	201,419	(88,784)	112,635
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	744,479	(352,064)	392,415
Egypt	Deutsche Bank	5,700	1.00	(1)	9/20/15	517,504	(270,080)	247,424
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	379,049	(225,252)	153,797
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	275,705	(162,202)	113,503
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	892,256	(459,552)	432,704
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	804,780	(468,382)	336,398
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	796,032	(463,913)	332,119
Egypt	Goldman Sachs, Inc.	9,700	1.00	(1)	9/20/15	880,664	(429,162)	451,502
Egypt	JPMorgan Chase Bank	4,550	1.00	(1)	6/20/15	385,877	(233,519)	152,358
Greece	Citigroup Global Markets	9,775	1.00	(1)	6/20/15	4,719,659	(1,558,075)	3,161,584
Greece	Credit Suisse	20,000	0.20		6/20/20	8,823,958	—	8,823,958
Greece	Deutsche Bank	5,000	1.00	(1)	6/20/15	2,414,148	(988,965)	1,425,183
Greece	JPMorgan Chase Bank	20,000	0.13		9/20/17	8,343,024	—	8,343,024
Guatemala	Citigroup Global Markets	18,256	1.00	(1)	9/20/20	1,223,447	(1,316,663)	(93,216)
Italy	Credit Suisse	18,200	0.20		12/20/16	1,160,254	—	1,160,254
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	314,047	(235,446)	78,601
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	542,292	(367,929)	174,363
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	396,602	(273,898)	122,704
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	396,602	(313,267)	83,335
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	498,501	(409,675)	88,826

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Lebanon	Citigroup Global Markets	$4,600	3.30%		9/20/14	$(31,208)	$—	$(31,208)
Lebanon	Citigroup Global Markets	5,500	1.00	(1)	12/20/14	411,252	(312,973)	98,279
Lebanon	Citigroup Global Markets	4,500	1.00	(1)	12/20/14	336,479	(247,196)	89,283
Lebanon	Citigroup Global Markets	4,300	1.00	(1)	12/20/14	321,525	(241,052)	80,473
Lebanon	Citigroup Global Markets	2,800	1.00	(1)	3/20/15	226,630	(136,973)	89,657
Lebanon	Citigroup Global Markets	15,000	1.00	(1)	9/20/15	1,402,682	(1,219,519)	183,163
Lebanon	Citigroup Global Markets	6,000	1.00	(1)	9/20/15	561,073	(525,233)	35,840
Lebanon	Credit Suisse	8,800	1.00	(1)	3/20/15	712,264	(482,976)	229,288
Lebanon	Credit Suisse	4,600	1.00	(1)	3/20/15	372,320	(253,934)	118,386
Lebanon	Credit Suisse	9,900	1.00	(1)	6/20/15	862,301	(541,647)	320,654
Lebanon	Credit Suisse	5,000	1.00	(1)	9/20/15	467,560	(407,238)	60,322
Lebanon	Credit Suisse	22,710	1.00	(1)	12/20/15	2,264,190	(1,882,741)	381,449
Lebanon	Credit Suisse	8,300	1.00	(1)	12/20/15	827,519	(656,457)	171,062
Lebanon	Credit Suisse	5,000	1.00	(1)	12/20/15	498,501	(404,823)	93,678
Lebanon	Credit Suisse	4,450	1.00	(1)	12/20/15	443,670	(351,174)	92,496
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	493,729	(310,855)	182,874
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	426,796	(268,086)	158,710
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	435,506	(277,149)	158,357
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	626,531	(485,796)	140,735
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	686,934	(565,867)	121,067
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	498,501	(414,518)	83,983
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	307,575	(254,411)	53,164
Lebanon	Goldman Sachs, Inc.	3,600	1.00	(1)	9/20/15	336,644	(293,212)	43,432
Malaysia	Bank of America	3,900	0.83		12/20/14	(44,188)	—	(44,188)
Malaysia	Barclays Bank PLC	7,400	2.40		3/20/14	(435,892)	—	(435,892)
Malaysia	Barclays Bank PLC	7,800	0.82		12/20/14	(85,503)	—	(85,503)
Malaysia	Citigroup Global Markets	7,300	2.45		3/20/14	(440,893)	—	(440,893)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	23,782	(180,437)	(156,655)
Philippines	Bank of America	3,500	1.00	(1)	12/20/15	19,762	(70,459)	(50,697)
Philippines	Barclays Bank PLC	8,200	1.70		12/20/14	(248,805)	—	(248,805)
Philippines	Barclays Bank PLC	8,000	1.84		12/20/14	(283,964)	—	(283,964)
Philippines	Barclays Bank PLC	8,700	1.85		12/20/14	(312,016)	—	(312,016)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(23,786)	(206,359)	(230,145)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(6,229)	(240,477)	(246,706)
Philippines	Citigroup Global Markets	5,000	1.88		6/20/11	(22,276)	—	(22,276)
Philippines	Citigroup Global Markets	3,800	1.84		12/20/14	(134,883)	—	(134,883)
Philippines	Citigroup Global Markets	8,700	1.86		12/20/14	(315,221)	—	(315,221)
Philippines	Citigroup Global Markets	10,000	1.00	(1)	6/20/15	(6,229)	(260,952)	(267,181)
Philippines	Credit Suisse	5,000	1.88		6/20/11	(22,276)	—	(22,276)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(25,398)	(239,366)	(264,764)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(6,229)	(233,417)	(239,646)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	24,293	(230,910)	(206,617)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	25,571	(238,130)	(212,559)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	3/20/15	(26,049)	(262,312)	(288,361)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	6/20/15	(6,229)	(236,290)	(242,519)

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Philippines	Goldman Sachs, Inc.	$7,200	1.00	%(1)	9/20/15	$18,411	$(134,115)	$(115,704)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(6,229)	(233,417)	(239,646)
Philippines	HSBC Bank USA	5,000	1.00	(1)	9/20/15	12,785	(97,009)	(84,224)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	11,252	(100,073)	(88,821)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	25,571	(262,633)	(237,062)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	25,571	(278,083)	(252,512)
Philippines	JPMorgan Chase Bank	5,000	1.88		6/20/11	(22,276)	—	(22,276)
Philippines	JPMorgan Chase Bank	8,200	1.69		12/20/14	(245,785)	—	(245,785)
Philippines	JPMorgan Chase Bank	9,131	1.00	(1)	3/20/15	(23,786)	(206,359)	(230,145)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(6,228)	(253,703)	(259,931)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	25,571	(258,568)	(232,997)
Philippines	Standard Chartered Bank	5,500	1.00	(1)	12/20/15	31,054	(110,721)	(79,667)
Russia	Bank of America	5,500	1.00	(1)	6/20/15	17,881	(106,123)	(88,242)
Russia	Bank of America	8,460	1.00	(1)	6/20/15	27,504	(386,222)	(358,718)
Russia	Bank of America	14,540	1.00	(1)	12/20/20	696,424	(928,011)	(231,587)
Russia	Barclays Bank PLC	8,510	1.00	(1)	12/20/20	407,604	(536,779)	(129,175)
Russia	Citigroup Global Markets	9,200	1.00	(1)	6/20/15	29,910	(118,199)	(88,289)
Russia	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	16,256	(228,264)	(212,008)
Russia	Credit Suisse	9,000	1.00	(1)	3/20/15	14,608	(100,165)	(85,557)
Russia	Credit Suisse	9,000	1.00	(1)	6/20/15	29,260	(109,307)	(80,047)
Russia	Deutsche Bank	9,300	1.00	(1)	6/20/15	30,235	(112,951)	(82,716)
Russia	Deutsche Bank	11,475	1.00	(1)	9/20/20	528,895	(751,286)	(222,391)
Russia	Deutsche Bank	8,200	1.00	(1)	12/20/20	392,756	(523,362)	(130,606)
Russia	Goldman Sachs, Inc.	9,000	1.00	(1)	6/20/15	29,260	(410,875)	(381,615)
Russia	Goldman Sachs, Inc.	12,425	1.00	(1)	9/20/20	572,682	(822,221)	(249,539)
Russia	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	32,511	(334,551)	(302,040)
Serbia	HSBC Bank USA	7,000	1.30		5/20/11	(36,510)	—	(36,510)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	209,457	(252,517)	(43,060)
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	214,443	(229,217)	(14,774)
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	681,726	(631,021)	50,705
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	207,045	(210,212)	(3,167)
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	209,457	(291,900)	(82,443)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	175,041	(177,598)	(2,557)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	175,041	(202,270)	(27,229)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	175,040	(289,353)	(114,313)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	367,541	(830,371)	(462,830)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	461,582	(881,072)	(419,490)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	481,902	(444,405)	37,497
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	294,518	(287,874)	6,644
South Africa	Citigroup Global Markets	3,910	1.00	(1)	12/20/19	129,996	(205,971)	(75,975)
South Africa	Citigroup Global Markets	4,600	1.00	(1)	3/20/20	161,038	(263,195)	(102,157)
South Africa	Citigroup Global Markets	5,300	1.00	(1)	3/20/20	185,543	(293,809)	(108,266)
South Africa	Citigroup Global Markets	5,000	1.00	(1)	6/20/20	183,770	(302,001)	(118,231)
South Africa	Credit Suisse	5,100	1.00	(1)	3/20/20	178,541	(198,659)	(20,118)
South Africa	Credit Suisse	4,600	1.00	(1)	3/20/20	161,037	(217,988)	(56,951)

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

South Africa	Credit Suisse	$5,000	1.00	%(1)	6/20/20	$183,771	$(305,410)	$(121,639)
South Africa	Credit Suisse	10,000	1.00	(1)	6/20/20	367,541	(810,547)	(443,006)
South Africa	Credit Suisse	16,990	1.00	(1)	12/20/20	681,726	(670,909)	10,817
South Africa	Credit Suisse	7,740	1.00	(1)	12/20/20	310,569	(321,186)	(10,617)
South Africa	Credit Suisse	10,450	1.00	(1)	12/20/20	419,297	(532,971)	(113,674)
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	214,443	(227,145)	(12,702)
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	55,774	(71,821)	(16,047)
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	211,558	(272,166)	(60,608)
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	480,814	(667,559)	(186,745)
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	521,827	(501,516)	20,311
South Africa	Goldman Sachs, Inc.	17,335	1.00	(1)	12/20/20	695,569	(681,996)	13,573
South Africa	Goldman Sachs, Inc.	8,020	1.00	(1)	12/20/20	321,804	(320,639)	1,165
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	172,885	(285,641)	(112,756)
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	152,605	(302,594)	(149,989)
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	178,542	(195,166)	(16,624)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	175,041	(198,185)	(23,144)
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	182,043	(284,834)	(102,791)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	183,770	(295,169)	(111,399)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	183,771	(418,482)	(234,711)
Spain	Bank of America	15,000	1.00	(1)	6/20/20	1,430,642	(329,186)	1,101,456
Spain	Bank of America	7,500	1.00	(1)	9/20/20	728,679	(542,418)	186,261
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	1,066,506	(121,662)	944,844
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	953,761	(777,804)	175,957
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	720,129	(679,279)	40,850
Spain	Barclays Bank PLC	5,200	1.00	(1)	12/20/20	514,172	(510,324)	3,848
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	464,732	(462,938)	1,794
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	4,383,311	(4,432,391)	(49,080)
Spain	Citigroup Global Markets	11,400	1.00	(1)	3/20/20	1,066,505	(277,804)	788,701
Spain	Citigroup Global Markets	11,800	1.00	(1)	3/20/20	1,103,927	(592,166)	511,761
Spain	Citigroup Global Markets	5,000	1.00	(1)	9/20/20	485,785	(265,719)	220,066
Spain	Deutsche Bank	11,400	1.00	(1)	3/20/20	1,066,505	(262,328)	804,177
Spain	Deutsche Bank	11,800	1.00	(1)	3/20/20	1,103,927	(592,166)	511,761
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	953,761	(488,007)	465,754
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	1,330,497	(903,228)	427,269
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	1,268,137	(1,099,722)	168,415
Spain	Deutsche Bank	43,055	1.00	(1)	12/20/20	4,257,240	(4,304,909)	(47,669)
Spain	Goldman Sachs, Inc.	5,000	1.00	(1)	6/20/20	476,881	(392,053)	84,828
Spain	Goldman Sachs, Inc.	8,543	1.00	(1)	9/20/20	830,013	(799,618)	30,395
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	485,785	(258,734)	227,051
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	1,457,356	(1,537,723)	(80,367)
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	508	(24,640)	(24,132)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	209,282	—	209,282
Thailand	Citigroup Global Markets	7,700	0.86		12/20/14	6,349	—	6,349
Thailand	Citigroup Global Markets	3,700	0.95		9/20/19	108,636	—	108,636
Thailand	Credit Suisse	5,000	1.00	(1)	9/20/15	635	(43,065)	(42,430)

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Thailand	Deutsche Bank	$10,000	1.00	%(1)	3/20/15	$(30,549)	$(64,430)	$(94,979)
Thailand	Goldman Sachs, Inc.	4,700	1.00	(1)	9/20/15	597	(26,977)	(26,380)
Thailand	Goldman Sachs, Inc.	9,000	1.00	(1)	9/20/15	1,144	(51,707)	(50,563)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	1,271	(57,452)	(56,181)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	1,791	—	1,791
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	636	(28,699)	(28,063)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	635	(41,032)	(40,397)
Turkey	Credit Suisse	5,000	2.87		7/20/11	(68,425)	—	(68,425)
Uruguay	Citigroup Global Markets	4,600	1.00	(1)	6/20/20	352,108	(320,890)	31,218
Uruguay	Deutsche Bank	9,200	1.00	(1)	6/20/20	704,215	(626,742)	77,473
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank	4,350	1.00	(1)	3/20/15	1,146,152	(188,122)	958,030
Banco de Sabadell, S.A.	JPMorgan Chase Bank	4,350	3.00	(1)	3/20/15	246,663	(22,130)	224,533
Citibank Corp.	Bank of America	16,801	1.00	(1)	9/20/20	524,747	(998,413)	(473,666)
Citibank Corp.	JPMorgan Chase Bank	18,407	1.00	(1)	9/20/20	574,908	(1,157,777)	(582,869)
Erste Group Bank AG	Barclays Bank PLC	4,350	1.00	(1)	3/20/15	151,746	(240,067)	(88,321)
ING Verzekeringen N.V.	JPMorgan Chase Bank	4,350	1.00	(1)	3/20/15	199,635	(107,983)	91,652
OAO Gazprom	Bank of America	9,300	1.00	(1)	6/20/20	751,311	(1,171,694)	(420,383)
OAO Gazprom	Bank of America	10,000	1.00	(1)	6/20/20	807,861	(1,317,630)	(509,769)
OAO Gazprom	Barclays Bank PLC	9,350	1.00	(1)	6/20/15	244,803	(513,144)	(268,341)
OAO Gazprom	Deutsche Bank	9,350	1.00	(1)	6/20/15	244,803	(516,420)	(271,617)
OAO Gazprom	Deutsche Bank	9,200	1.00	(1)	9/20/20	764,981	(1,034,032)	(269,051)
OAO Gazprom	Deutsche Bank	9,100	1.00	(1)	9/20/20	756,666	(1,055,341)	(298,675)
OAO Gazprom	Goldman Sachs, Inc.	9,200	1.00	(1)	9/20/20	764,981	(1,040,155)	(275,174)
OAO Gazprom	Goldman Sachs, Inc.	8,900	1.00	(1)	9/20/20	740,036	(1,056,725)	(316,689)
Rabobank Nederland N.V.	JPMorgan Chase Bank	4,350	1.00	(1)	3/20/15	(24,482)	(3,151)	(27,633)
Raiffeisen Zentralbank	Barclays Bank PLC	4,350	1.00	(1)	3/20/15	206,882	(324,094)	(117,212)
iTraxx Europe Senior Subordinated Financials 5-Year Index	Bank of America	EUR 42,420	1.00	(1)	6/20/16	792,419	(1,263,170)	(470,751)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR 11,438	1.00	(1)	6/20/16	938,746	(902,513)	36,233
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR 73,990	1.00	(1)	6/20/16	6,073,600	(7,597,008)	(1,523,408)

						$120,915,230	$(98,750,802)	$22,164,428

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $605,332,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps
	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate
	(Currency	(Currency				Net
	Received)	Delivered)			Termination	Unrealized
Counterparty	(000’s omitted)	(000’s omitted)	Floating Rate	Fixed Rate	Date	Depreciation

Bank of America	TRY 17,118	$11,435	3-Month USD-LIBOR-BBA	8.28%	8/11/20	$(414,835)
Barclays Bank PLC	TRY 60,000	40,080	3-Month USD-LIBOR-BBA	8.25	8/11/20	(1,369,936)
Barclays Bank PLC	TRY 25,350	16,650	3-Month USD-LIBOR-BBA	8.32	8/16/20	(925,795)
Citigroup Global Markets	TRY 25,000	16,700	3-Month USD-LIBOR-BBA	8.20	8/11/20	(512,429)
Citigroup Global Markets	TRY 3,909	2,449	3-Month USD-LIBOR-BBA	8.23	2/25/21	(114,975)
Deutsche Bank	TRY 22,254	14,861	3-Month USD-LIBOR-BBA	8.26	8/11/20	(523,466)
Deutsche Bank	TRY 14,321	8,996	3-Month USD-LIBOR-BBA	8.20	2/24/21	(428,939)
Goldman Sachs, Inc.	TRY 34,237	22,802	3-Month USD-LIBOR-BBA	8.31	8/11/20	(938,234)
JPMorgan Chase Bank	TRY 27,000	18,012	3-Month USD-LIBOR-BBA	8.29	8/11/20	(690,988)
JPMorgan Chase Bank	TRY 20,000	13,333	3-Month USD-LIBOR-BBA	8.36	8/11/20	(586,127)

						$(6,505,724)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-related investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Risk: The Portfolio enters into equity index options to enhance return.

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, options on futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $159,955,815. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $94,734,288 at April 30, 2011.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $118,050,520, with the highest amount from any one counterparty being $23,424,744. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $106,667,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2011 was as follows:

	Fair Value
			Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity	Exchange	Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$3,483,171	$1,826,860	$—	$140,800
Net unrealized appreciation*	—	—	—	303,310	3,443,439
Receivable for open and closed forward foreign currency exchange contracts	—	—	57,260,422	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	130,406,847	—	—	7,781,411	—

Total Asset Derivatives	$130,406,847	$3,483,171	$59,087,282	$8,084,721	$3,584,239

Net unrealized appreciation*	$—	$—	$—	$(27,514,890)	$(6,023,007)
Payable for open forward commodity contracts	—	—	—	—	(17,509,944)
Payable for open and closed forward foreign currency exchange contracts	—	—	(220,898,073)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(5,868,313)	—	—	(6,639,797)	—

Total Liability Derivatives	$(5,868,313)	$—	$(220,898,073)	$(34,154,687)	$(23,532,951)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2011 was as follows:

			Foreign
Consolidated Statement of Operations Caption	Credit	Equity	Exchange	Interest Rate	Commodity

Net realized gain (loss) —
Financial futures contracts	$—	$—	$—	$10,130,086	$—
Swap contracts	(13,213,797)	—	—	(1,335,894)	—
Forward commodity contracts	—	—	—	—	(225,030)
Foreign currency and forward foreign currency exchange contract transactions	—	—	(84,890,001)	—	—

Total	$(13,213,797)	$—	$(84,890,001)	$8,794,192	$(225,030)

Change in unrealized appreciation (depreciation) —
Investments	$—	$(11,585,406)	$(3,568,305)	$—	$(971,200)
Financial futures contracts	—	—	—	(23,262,749)	(2,579,568)
Swap contracts	23,296,147	—	—	14,696,088	—
Forward commodity contracts	—	—	—	—	(17,509,944)
Foreign currency and forward foreign currency exchange contracts	—	—	(66,938,593)	—	—

Total	$23,296,147	$(11,585,406)	$(70,506,898)	$(8,566,661)	$(21,060,712)

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2011, which are indicative of the volume of these derivative types, were approximately $998,449,000, $34,352,000, $6,752,546,000 and $2,712,745,000, respectively.

The average principal amount of purchased currency options contracts and the average number of purchased index options contracts and purchased commodity options contracts outstanding during the six months ended April 30, 2011, which are indicative of the volume of these derivative types, was approximately $267,540,000, 1,699,066 contracts and 160 contracts, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

7 Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Global Macro Portfolio

April 30, 2011

Notes to Consolidated Financial Statements — continued

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$1,714,253,187	$—	$1,714,253,187
Foreign Corporate Bonds & Notes	—	4,183,638	—	4,183,638
Corporate Bonds & Notes	—	650,657	—	650,657
Collateralized Mortgage Obligations	—	121,629,502	—	121,629,502
Commercial Mortgage-Backed Securities	—	38,527,147	—	38,527,147
Mortgage Pass-Throughs	—	1,052,350,485	—	1,052,350,485
U.S. Government Agency Obligations	—	380,892,320	—	380,892,320
U.S. Treasury Obligations	—	458,048,234	—	458,048,234
Common Stocks	—	122,325	—	122,325
Precious Metals	298,668,630	—	—	298,668,630
Currency Options Purchased	—	1,826,860	—	1,826,860
Put Options Purchased	140,800	3,483,171	—	3,623,971
Short-Term Investments —
Foreign Government Securities	—	4,797,032,914	—	4,797,032,914
U.S. Treasury Obligations	—	10,119,351	—	10,119,351
Repurchase Agreements	—	204,010,566	—	204,010,566
Other Securities	—	30,685,191	—	30,685,191

Total Investments	$298,809,430	$8,817,815,548	$—	$9,116,624,978

Forward Foreign Currency Exchange Contracts	$—	$57,260,422	$—	$57,260,422
Swap Contracts	—	138,188,258	—	138,188,258
Futures Contracts	3,746,749	—	—	3,746,749

Total	$302,556,179	$9,013,264,228	$—	$9,315,820,407

Liability Description

Securities Sold Short	$—	$(119,483,455)	$—	$(119,483,455)
Forward Commodity Contracts		(17,509,944)	—	(17,509,944)
Forward Foreign Currency Exchange Contracts	—	(220,898,073)	—	(220,898,073)
Swap Contracts	—	(12,508,110)	—	(12,508,110)
Futures Contracts	(33,537,897)	—	—	(33,537,897)

Total	$(33,537,897)	$(370,399,582)	$—	$(403,937,479)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Global Macro Portfolio

April 30, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of April 30, 2011, and the related consolidated statement of operations for the six month period then ended, the consolidated statements of changes in net assets for the six month period then ended and the year ended October 31, 2010, and the consolidated supplementary data for the six month period then ended and each of the four years in the period ended October 31, 2010. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits. The supplementary data for the year ended October 31, 2006, was audited by other auditors. Those auditors expressed an unqualified opinion on the supplementary data in their report dated December 27, 2006.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio and subsidiary as of April 30, 2011, the results of their operations for the six month period then ended, the changes in their net assets for the six month period then ended and the year ended October 31, 2010, and the supplementary data for the six month period then ended and each of the four years in the period ended October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 22, 2011

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Global Macro Absolute Return Fund (formerly Eaton Vance Global Macro Fund) (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and to the Portfolio by BMR.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted EVM’s and BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of EVM and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund and the Portfolio (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary for the primary purpose of investing in commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by EVM and BMR, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and at the Portfolio level. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Global Macro Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Global Macro Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041-6/11	GMSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Macro Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	June 22, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 22, 2011

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	June 22, 2011